Filed with the Securities and Exchange Commission on June 12, 2009
                                      Securities Act of 1933 File No. 333-141120
                               Investment Company Act of 1940 File No. 811-22027

================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]

     Pre-Effective Amendment No. __                                          [ ]

     Post-Effective Amendment No. 12                                         [X]

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]

     Amendment No. 14                                                        [X]

                        (Check Appropriate Box or Boxes)

                                FUNDVANTAGE TRUST
               (Exact Name of Registrant as Specified in Charter)

                   301 Bellevue Parkway, Wilmington, DE 19809
              (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (302) 791-1851

                                  Joel L. Weiss
                      PNC Global Investment Servicing Inc.
                              103 Bellevue Parkway
                              Wilmington, DE 19809
                     (Name and Address of Agent for Service)

                                   Copies to:

                            Joseph V. Del Raso, Esq.
                               Pepper Hamilton LLP
                              3000 Two Logan Square
                             Philadelphia, PA 19103

It is proposed that this filing will become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b)

[ ]  on (date) pursuant to paragraph (b)

[ ]  60 days after filing pursuant to paragraph (a)(1)

[ ]  on (date) pursuant to paragraph (a)(1)

[X]  75 days after filing pursuant to paragraph (a)(2)

[ ]  on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

                                 PEMBERWICK FUND
                              of FundVantage Trust

                                   ----------

                                   PROSPECTUS

                                   ----------

                              DATED _________, 2009

This prospectus gives vital information about the Pemberwick Fund, (the "Fund"), including information on investment objective, policies, risks and fees. The Fund is a separate series of FundVantage Trust (the "Trust") and is advised by
  Pemberwick Investment Advisors LLC (the "Adviser"). For your own benefit and protection, please read the prospectus before you invest, and keep it on hand for future reference.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION DETERMINED
   WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE
                        CONTRARY IS A CRIMINAL OFFENSE.

  AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF ANY BANK AND IS NOT INSURED OR
     GUARANTEED BY THE FEDERAL GOVERNMENT OR ANY OTHER GOVERNMENTAL AGENCY.

TABLE OF CONTENTS

A LOOK AT THE GOALS, STRATEGIES, RISKS AND EXPENSES OF THE FUND.

DETAILS ON THE MANAGEMENT AND OPERATIONS OF THE FUND.

POLICIES AND INSTRUCTIONS FOR OPENING, MAINTAINING AND CLOSING AN ACCOUNT IN THE FUND.

FUND DESCRIPTION...................................................            3
ADDITIONAL INFORMATION ON INVESTMENT STRATEGIES AND RISKS..........
Principal Investment Strategies....................................
Principal Risk Information.........................................
MANAGEMENT OF THE FUND.............................................
Investment Adviser.................................................
Portfolio Manager..................................................
Service Providers..................................................
SHAREHOLDER INFORMATION............................................
Pricing of Shares..................................................
Purchase of Shares.................................................
Redemption of Shares...............................................
Transaction Policies...............................................
Distributions......................................................
Taxes..............................................................
FOR MORE INFORMATION...............................................   BACK COVER

                                FUND DESCRIPTION

INVESTMENT OBJECTIVE

The Fund seeks maximum current income that is consistent with liquidity and stability of principal. The Fund's investment objective may be changed without shareholder approval. The Fund is organized as a non-diversified open-end mutual fund. There is no guarantee that the Fund will achieve its investment objective.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its investment objective by primarily investing its assets in the following securities or instruments ("Principal Investments"):

     -    U.S. Government Securities (as defined on page ___);

     -    Municipal Securities (as defined on page ___);

     -    Commercial paper;

     -    Certificates of deposit;

     -    Debt obligations issued by U.S. corporations;

     -    Repurchase agreements (as defined on page ___); and

     -    Open-end investment companies.

In selecting portfolio securities for the Fund, the Adviser will limit its investment to those rated "A" or better by a nationally recognized statistical rating organization ("NRSRO") or, if a rating is not available, deemed to be of comparable quality by the Adviser.

The Fund may only invest in U.S. Government Securities that are direct obligations of, or obligations unconditionally guaranteed by, the United States or any agency thereof. The Fund may only invest in commercial paper issued by a corporation organized and doing business under the laws of the United States or any state and rated in the highest or next highest category by Moody's Investor Services, Inc. and/or by Standard & Poor's Corporation. The Fund may only invest in certificates of deposit issued by, a commercial bank organized and doing business under the laws of the U.S. or any state, which commercial bank has surplus and undivided profits exceeding $100 million. The Fund may only invest in debt obligations issued by U.S. corporations if a dealer who is a member of the New York Stock Exchange maintains a regular market in such securities. The Fund may only invest in open-end investment companies that invest a significant portion of its assets in Principal Investments and have net assets in excess of $200 million.

The Adviser selects portfolio securities of varying maturities based upon anticipated cash flow needs of the Fund, expectations about the direction of interest rates and other economic factors. The Adviser will generally hold securities to maturity, but may sell a portfolio security (i) in the event of a credit downgrade, (ii) to meet current cash flow needs, (iii) to make cash available for new investment opportunities or (iv) in anticipation of market declines or credit downgrades.

Although the Fund does not have a target duration, it is anticipated that the Fund's average duration will be less than 5 years. Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of the security's price to changes in interest rates. Generally, the longer the Fund's duration, the more sensitive the Fund will be to changes in interest rates. For example, the price of a fixed income fund with a duration of five years would be expected to fall approximately 5% if interest rates rose 1%.

"U.S. Government Securities" are debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. U.S. Government Securities include securities issued by government-sponsored entities, which are not issued, insured or guaranteed by the U.S. Treasury or the U.S. Government. Instruments issued by such government-sponsored entities are supported only by the credit of the issuing entity. If an issuer that is not insured or guaranteed by the U.S. Treasury or U.S. Government fails to meet its commitments, the Fund would not be able to assert a claim against the United States. U.S. Government Securities also include securities guaranteed by the Federal Deposit Insurance Corporation ("FDIC") under its Temporary Liquidity Guarantee Program. Under the Temporary Liquidity Guarantee Program, the FDIC guarantees, with the full faith and credit of the U.S. government, the payment of principal and interest on the debt issued by certain private entities through the earlier of the maturity date of the debt or June 30, 2012.

"Municipal Securities" are debt obligations issued by or on behalf of states, territories and possessions of the U.S., the District of Columbia and their sub-divisions, agencies and instrumentalities to obtain funds for various public purposes such as the construction of public facilities, the payment of general operating expenses or the refunding of outstanding debts. Yields on municipal securities are the product of a variety of factors, including the general conditions of the money market and of the municipal bond and municipal note markets, the size of a particular offering, the maturity of the obligation and the rating of the issue.

"Repurchase Agreements" are transactions in which the Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to a bank or dealer at an agreed upon date and price reflecting a market rate of interest, unrelated to the coupon rate or the maturity of the purchased security. The Fund may invest in collateralized tri-party repurchase agreements with domestic banks. Typically, the Fund will invest in repurchase agreements having a duration of no more than seven days, but it may invest in repurchase agreements having a duration no longer than 60 days (or any extension or renewal thereof for a period not exceeding the period of the initial agreement). Securities held as collateral for a repurchase agreement must be maintained in a segregated account by a third-party custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreement require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty.

PRINCIPAL RISKS

The Fund is subject to the risks summarized below which are further described under "Principal Risk Information." These risks could adversely affect the Fund's net asset value ("NAV"), yield and total return.

          - The fixed-income securities in which the Fund invests are subject to interest rate risk, credit risk, prepayment risk, counterparty risk, municipal securities risk, liquidity risk, management risk, government security risk and valuation risk. Typically, when interest rates rise, the market prices of fixed-income securities go down.

          - The Fund is classified as "non-diversified", and thus may invest most of its assets in securities issued by or representing a small number of issuers. As a result, the Fund may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

          - The performance of the Fund will depend on whether the Adviser is successful in pursuing its investment strategy.

          -    You may lose money by investing in the Fund.

PERFORMANCE INFORMATION

The bar chart and performance table have been omitted because the Fund has not had a full calendar year of performance.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT):

Maximum Sales Charge (Load) imposed on Purchases
   (as a percentage of offering price)..............................   None
Maximum Deferred Sales Charge (Load) ...............................   None
Maximum Sales Charge (Load) imposed on Reinvested Dividends
   (as a percentage of offering price)..............................   None
Redemption Fee (as a percentage of amount redeemed).................   None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS):

Management fees ....................................................   0.50%
Distribution (Rule 12b-1) fees......................................   None
Other expenses(1)...................................................   0.19%
TOTAL ANNUAL FUND OPERATING EXPENSES ...............................   0.69%
NET EXPENSES .......................................................   0.69%

(1) "Other expenses" are based on estimated amounts for the current fiscal year. "Other expenses" includes such fees and expenses expected to be incurred indirectly by the Fund as a result of its investment in other investment companies, including exchange traded funds, or "ETFs". Such fees and expenses are not expected to exceed 0.01% of average net assets of the Fund in its first year of operations.

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 over the various periods indicated. The Example assumes that:

          -    you reinvested all dividends and other distributions;

          -    the return is 5% each year;

          - the Fund's total operating expenses (reflecting applicable contractual fee reductions or reimbursements) are charged and remain the same over the time periods; and

          - you redeemed all of your investment at the end of each time period.

Although your actual cost may be higher or lower, based on these assumptions, your costs would be:

                  1 YEAR   3 YEARS
                  ------   -------
Pemberwick Fund     $70      $221

THE ABOVE EXAMPLE IS FOR COMPARISON PURPOSES ONLY AND IS NOT A REPRESENTATION OF THE FUND'S ACTUAL EXPENSES AND RETURNS, EITHER PAST OR FUTURE.

ADDITIONAL INFORMATION ON INVESTMENT STRATEGIES AND RISKS

OTHER INVESTMENT POLICIES

The Fund may borrow to the extent permitted by the 1940 Act in order to provide short-term liquidity and for cash-flow purposes. The Fund will not borrow to leverage the Fund in an attempt to enhance investment returns. At times, the Fund may be required to segregate or earmark certain assets determined to be liquid by the Adviser (generally, short-term investment grade fixed-income securities) to cover borrowings or its obligations under certain investments such as reverse repurchase agreements. The Fund will maintain asset segregation policies to comply with applicable asset coverage requirements.

The investments and strategies discussed above are those that the Adviser will use under normal market conditions. The Fund also may use other strategies and engage in other investment practices, which are described in the Fund's Statement of Additional Information ("SAI"), available, free of charge, by calling ____________. The SAI may also be viewed or downloaded, free of charge, from the EDGAR database on the SEC's website at http://www.sec.gov.

TEMPORARY DEFENSIVE MEASURES

In anticipation or in response to adverse market or other conditions or atypical circumstances such as unusually large cash inflows or redemptions, the Fund may temporarily hold up to 100% of its assets in U.S. Government Securities, money market funds, cash or cash equivalents. The Adviser will determine when market conditions warrant temporary defensive measures. Under such conditions, the Fund may not invest in accordance with its investment objective or principal investment strategy and, as a result, there is no assurance that the Fund will achieve its investment objective.

DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the SAI which is available, free of charge, by calling __________. The SAI may also be viewed or downloaded, free of charge, from the EDGAR database on the SEC's website at http://www.sec.gov.

PRINCIPAL RISK INFORMATION

As with all mutual funds, investing in the Fund involves certain risks. There is no guarantee that the fund will meet its investment objective. You can lose money by investing in the Fund if you sell your shares at a value below your original cost. The following is a list of certain principal risks that may apply to your investment in the Fund. Further information about investment risks is available in the Fund's SAI:

          - CREDIT RISK: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

          - DEFLATION RISK: Deflation to the U.S. economy may cause principal to decline and inflation-linked securities could under-perform securities whose interest payments are not adjusted for inflation or linked to a measure of inflation.

          - INTEREST RATE RISK: The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values. The yield earned by the Fund will vary with changes in interest rates.

          - NON-DIVERSIFICATION RISK: The Fund may focus investments in a small number of sectors, issuers or industries. The Fund is "non-diversified" and, therefore, may invest a greater percentage of its assets in the securities of a single issuer than mutual funds that are classified as "diversified." Funds that invest in a relatively small number of issuers are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Some of those issuers also may present substantial credit or other risks.

          - LIQUIDITY RISK: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

          - MANAGEMENT RISK: As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund's performance may lag behind that of similar funds.

          - MARKET RISK: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

          - MUNICIPAL SECURITIES RISK: The secondary market for municipal securities tends to be less well-developed or liquid than many other securities markets, which may adversely affect the Fund's ability to sell its bonds at attractive prices or at prices approximating those at which the Fund currently values them. The ability of municipal issuers to make timely payments of interest and principal may be diminished during general economic downturns and as governmental cost burdens are reallocated among federal, state and local governments. In addition, laws enacted in the future by Congress or state legislatures or referenda could extend the time for payment of principal and/or interest, or impose other constraints on enforcement of such obligations, or on the ability of municipalities to levy taxes. Issuers of municipal securities might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, the Fund could experience delays in collecting principal and interest and the Fund may not, in all circumstances, be able to collect all principal and interest to which it is entitled.

          - FIXED-INCOME MARKET RISKS. Recent developments relating to subprime mortgages have adversely affected fixed-income securities markets in the U.S., Europe and elsewhere. The values of many types of debt securities have been reduced, including debt securities that are not related to mortgage loans. These developments have reduced the willingness of some lenders to extend credit and have made it more difficult for borrowers to obtain financing on attractive terms or at all. In addition, broker-dealers and other market participants have been less wiling to make a market in some types of debt instruments, which has impacted the liquidity of those instruments. These developments may also have a negative effect on the broader economy. There is a risk that the lack of liquidity or other adverse credit market conditions may hamper the Fund's ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

          - OPPORTUNITY RISK: The risk of missing out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

          - PREPAYMENT RISK: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Depending on market conditions, the new investments may or may not carry the same interest rate.

          - REPURCHASE AGREEMENT RISK: The risk that the counterparty to a repurchase agreement does not honor its contractual obligations and defaults on its obligation to repurchase the security. In this circumstance, the Fund may lose money because it may not be able to sell the securities at the agreed-upon time and price, the securities may lose value before they can be sold, the selling institution may default or declare bankruptcy, or the Fund may have difficulty exercising rights to the collateral.

          - U.S. GOVERNMENT SECURITIES RISK: Certain U.S. Government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the issuer or instrumentality. While U.S. Treasury Securities have little credit risk, they are subject to price fluctuations prior to their maturity.

          - VALUATION RISK: The risk that the Fund has valued certain of its securities at a higher price than it can sell them.

                             MANAGEMENT OF THE FUND

The Board of Trustees of the Trust supervises the management, activities and affairs of the Fund and has approved contracts with various organizations to provide, among other services, the day-to-day management required by the Fund and its shareholders.

INVESTMENT ADVISER

Pemberwick Investment Advisors LLC (the "Adviser") is a newly registered investment adviser located at 340 Pemberwick Road Greenwich, CT 06831. The Adviser, subject to the general oversight of the Board of Trustees, has overall responsibility for directing the investments of the Fund in accordance with its investment objective, policies and limitations. For its services as investment adviser, the Adviser is entitled to receive an annual advisory fee of 0.50% of the average daily net assets of the Fund. As of April 30, 2009, the Adviser had approximately $200 million in total assets under management.

A discussion of the basis for the Board of Trustees' approval of the investment management contract between the Adviser and the Trust, on behalf of the Fund, will be available in the semi-annual report to shareholders dated _________, 2009.

PORTFOLIO MANAGER

JAMES HUSSEY, President of the Adviser, Treasurer and Vice President of Richman Asset Management, Inc. ("RAM") and a Vice President and Treasurer of Richman Group Affordable Housing Corporation ("RGAHC"), is responsible for the day to day management of the Fund. Mr. Hussey is engaged primarily in the syndication and finance operations of RAM. Prior to joining RAM, Mr. Hussey, a Certified Public Accountant, was the Chief Financial Officer of WCI Communities Inc. NE Region and Spectrum Communities, LLC. From 1989 to 1998 Mr. Hussey held various positions with Center Development Corp, a developer of affordable housing in the New York metropolitan area. He received a Bachelor of Science degree from SUNY at Albany in 1983 and an MBA from Columbia Business School in 1994.

The Fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Fund.

SERVICE PROVIDERS

The following chart shows the Fund's service providers and includes their addresses and principal activities.


                                          --------------------------------------
                                         |           SHAREHOLDERS              |
                                          -------------------------------------
                                                           |
                                                           |
                 -------------------------------------     |     ---------------------------------------
Distribution    |        PRINCIPAL UNDERWRITER        |    |    |      TRANSFER AGENT AND DIVIDEND      |
and             |                                     |    |    |           DISBURSING AGENT            |
Shareholder     |       PFPC DISTRIBUTORS, INC.       |    |    |                                       |
Services        |           760 MOORE ROAD            |    |    |    PNC GLOBAL INVESTMENT SERVICING    |
                |      KING OF PRUSSIA, PA 19406      |    |    |            760 MOORE ROAD             |
                |                                     |    |    |     KING OF PRUSSIA, PA 19406(*)      |
                | Facilitates the distribution of the |    |    |                                       |
                |           Fund's shares.            |---------|     Handles shareholder services,     |
                |                                     |    |    |      including recordkeeping and      |
                |                                     |    |    |      statements, distribution of      |
                |                                     |    |    |      dividends and processing of      |
                |                                     |    |    |      purchase, sale and exchange      |
                |                                     |    |    |               requests.               |
                 -------------------------------------     |     ---------------------------------------
                                                           |
                                                           |
                 -------------------------------------     |     ---------------------------------------
Asset           |         INVESTMENT ADVISER          |    |    |               CUSTODIAN               |
Management      |                                     |    |    |                                       |
                | PEMBERWICK INVESTMENT ADVISORS LLC  |    |    |          PFPC TRUST COMPANY           |
                |         340 PEMBERWICK ROAD         |    |    |   8800 TINICUM BOULEVARD, 4TH FLOOR   |
                |         GREENWICH, CT 06831         |    |    |        PHILADELPHIA, PA 19153         |
                |                                     |---------|                                       |
                |    Manages the Fund's investment    |    |    | Holds the Fund's assets, settles all  |
                |             activities.             |    |    | portfolio trades and collects most of |
                |                                     |    |    |    the valuation data required for    |
                |                                     |    |    |      calculating the Fund's NAV.      |
                 -------------------------------------     |     ---------------------------------------
                                                           |
                                                           |
                 -------------------------------------     |
Fund            |       ADMINISTRATOR AND FUND        |    |
Operations      |          ACCOUNTING AGENT           |    |
                |                                     |    |
                |   PNC GLOBAL INVESTMENT SERVICING   |    |
                |           760 MOORE ROAD            |    |
                |      KING OF PRUSSIA, PA 19406      |    |
                |                                     |----|
                | Provides facilities, equipment and  |    |
                |       personnel to carry out        |    |
                | administrative services related to  |    |
                | the Fund and calculates the Fund's  |    |
                |  NAV, dividends and distributions.  |    |
                 -------------------------------------     |
                                                           |
                                                           |
                                          -----------------------------------
                                         |         BOARD OF TRUSTEES         |
                                         | Supervises the Fund's activities. |
                                          -----------------------------------

----------
* Do not use this address for purchases and redemptions. Please see "Purchase of Shares" and "Redemption of Shares" sections for further instructions.

                             SHAREHOLDER INFORMATION

PRICING OF SHARES

The price of the Fund's shares is based on its net asset value ("NAV"). The Fund values its assets, based on current market values when such values are available. The NAV per share of the Fund is calculated as follows:

           Value of Assets Attributable to the Shares
        -  Value of Liabilities Attributable to the Shares
           -----------------------------------------------
           Number of Outstanding Shares
NAV =

The Fund's NAV per share is calculated once daily at the close of regular trading on the New York Stock Exchange (the "Exchange") (currently 4:00 p.m., Eastern time) on each business day (I.E., a day that the Exchange is open for business). The Exchange is generally open on Monday through Friday, except national holidays. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received in good form by an authorized financial institution or the transfer agent, plus any applicable sales charges.

The Fund's fixed-income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed-income securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses).

Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. On a quarterly basis, the Adviser's fair valuation determinations will be reviewed by the Trust's Valuation Committee. The Trust's policy is intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of the Exchange, that materially affect the values of the Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, an exchange or market on which a security trades does not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund's securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

PURCHASE OF SHARES

Shares are offered on a continuous basis by PFPC Distributors, Inc. (the "Underwriter") and are sold without any sales charges. There is no minimum initial investment in the Fund. The Fund does not charge any sales loads, deferred sales loads or other fees, such as 12b-1 fees, in connection with the purchase of shares. You may purchase shares as specified below.

The Fund will only accept checks drawn on U.S. currency on domestic banks. The Fund will not accept any of the following: cash or cash equivalents, money orders, travelers checks, cashier checks, bank checks, official checks and treasurer's checks, payable through checks, third party checks and third party transactions.

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence. Please contact the Fund for more information.

BY MAIL: You may purchase shares by sending a check drawn on a U.S. bank payable to "FundVantage Trust" along with a completed application. If a subsequent investment is being made, the check should also indicate your Fund account number. When you make purchases by check, the Fund may withhold payment on any redemption until it is reasonably satisfied that the funds are collected (which can take up to 15 business days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any loss or fees incurred in that transaction. Send the check and application to:

     REGULAR MAIL:
     FundVantage Trust
     c/o PNC Global Investment Servicing
     P.O. Box 9829
     Providence, RI 02940-8029

     OVERNIGHT MAIL:
     FundVantage Trust
     c/o PNC Global Investment Servicing
     101 Sabin Street
     Pawtucket, RI 02860-1427

BY WIRE: You may purchase shares by wiring federal funds readily available to PNC Bank, N.A. Please call (___) ________ before 4:00 p.m. Eastern time for instructions and to make specific arrangements before making a purchase by wire and, if making an initial purchase, to obtain an account number. Your wire must be received by the stock market close, typically 4:00 p.m. Eastern time, to receive the day's price per share. Your bank may charge a wire fee. Please mail your completed application to PNC Global Investment Servicing at the address under "To Open An Account- By Mail." Call your bank with instructions to transmit funds to:

     PNC Bank
     Pittsburgh, PA
     ABA No: 031000053
     DDA No: 8611732768
     Attn: [Pemberwick Fund]
     FBO: Shareholder name and account number

AUTOMATIC INVESTMENT PLAN: Investors desiring to participate in an Automatic Investment Plan should call the transfer agent at ______________.

ADDITIONAL INFORMATION REGARDING PURCHASES: Purchase orders received by the transfer agent before the close of regular trading on the Exchange on any business day will be priced at the NAV that is determined as of the close of trading. Purchase orders received in good order after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following business day. "Good order" means that the purchase request is complete and includes all accurate required information. Purchase requests not in good order may be rejected.

RIGHTS RESERVED BY THE FUND. The Fund reserves the right to:

-    reject any purchase order;

-    suspend the offering of shares;

-    vary the initial and subsequent investment minimums; and

-    waive the minimum investment requirement for any investor.

MARKET TIMING AND FREQUENT TRADING POLICY

The Fund discourages frequent purchases and redemptions, and the Board of Trustees has adopted policies and procedures consistent with such position. The Fund is not designed to accommodate market timing or short-term trading. Frequent trades into or out of the Fund in an effort to anticipate changes in market prices of the Fund's investment portfolio is generally referred to as "market timing." The Fund reserves the right to restrict, reject or cancel, without prior notice, any purchase order by market timers or by those persons the Fund believes are engaging in similar trading activity.

Market timing can adversely impact the ability of an investment adviser to invest assets in an orderly manner, which in turn may adversely impact the expenses and the performance of the Fund. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Specifically, frequent trading may result in the Fund engaging in activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and trading in portfolio securities, each of which may increase expenses and decrease performance. This occurs when market timers attempt to trade Fund shares when the net asset value of the Fund does not reflect the value of the underlying portfolio securities.

There is no guarantee that the Fund or its agents will be able to detect frequent trading activity or the shareholders engaged in such activity, or, if it is detected, to prevent its recurrence. In order for a financial intermediary to purchase shares of the Fund for an "omnibus" account, in nominee name or on behalf of another person, the Trust will enter into shareholder information agreements with such financial intermediary or its agent. These agreements require each financial intermediary to provide the Fund access, upon request, to information about underlying shareholder transaction activity in these accounts. If a shareholder information agreement has not been entered into by a financial intermediary, such financial intermediary will be prohibited from purchasing Fund shares for an "omnibus" account, in nominee name or on behalf of another person.

REDEMPTION OF SHARES

You may sell your shares on any business day, as described below. Redemptions are effected at the NAV next determined after the transfer agent has received your redemption request. Redemption checks are normally mailed on the next business day following receipt by the transfer agent of redemption instructions. Redemption proceeds transmitted by wire are normally sent on the day the transfer agent receives redemption instructions, (if received by the transfer agent before 4:00 p.m. Eastern time) or on the next business day (if received after 4:00 p.m. Eastern time, or on a non-business day). If you purchased your shares through a financial intermediary, you should contact the financial intermediary for information relating to redemptions. The Fund's name and your account number should accompany any redemption requests.

BY MAIL: You may redeem your shares by providing written instructions to the transfer agent. Written instructions to redeem an amount exceeding $50,000 must be accompanied by a medallion signature guarantee by a guarantor institution that is acceptable to the transfer agent, such as a domestic bank or trust company, broker, dealer, clearing agency or savings association, participating in a recognized signature guarantee program such as the Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees that are not part of these programs will not be accepted. A notary public stamp is not acceptable.

Your written instructions must include the Fund name, your account number, your printed name, and your signature. You should mail your written instructions specifying the number of shares or dollar amount to be redeemed. The request should be signed by all registered owners of the shares in the exact names in which they are registered with a medallion signature guarantee (if required) to:

     REGULAR MAIL:
     FundVantage Trust
     c/o PNC Global Investment Servicing
     P.O. Box 9829
     Providence, RI 02940-8029

     OVERNIGHT MAIL:
     FundVantage Trust
     c/o PNC Global Investment Servicing
     101 Sabin Street
     Pawtucket, RI 02860-1427

     - A check will be mailed to the name(s) and address in which the account is registered and may take up to seven days to mail.

     - The Fund may require additional documentation or a medallion signature guarantee on any redemption request to help protect against fraud.

     - The Fund requires a medallion signature guarantee if the address of record has changed within the past 30 days.

BY TELEPHONE: If you prefer to redeem your shares by telephone, you may do so if you have previously elected this option on the application form. The Fund has safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed by the Fund or the transfer agent, you will bear the risk of any loss.

ADDITIONAL INFORMATION REGARDING REDEMPTIONS: The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day. Among the reasons for this are days where the Exchange may be closed, when an emergency exists that makes it difficult to execute portfolio transactions or by the order of the Securities and Exchange Commission for the protection of Fund shareholders. Other events could cause a delay as well.

Redemption requests not in good order may be delayed. "Good order" means that the redemption request is complete and includes all accurate required information.

In the case of redemption proceeds that are wired to a bank, the Fund transmits the payment only on days that the commercial banks are open for business and only to the bank and account previously authorized on your application or your medallion signature guaranteed letter of instruction. The Fund and PNC Global Investment Servicing will not be responsible for any delays in wired redemption proceeds due to heavy wire traffic over the Federal Reserve System. The Fund reserves the right to refuse a wire redemption if it is believed advisable to do so. If you redeem your shares by wire transfer, PNC Global Investment Servicing charges a fee (currently $10.00) for each wire redemption. You may also have your redemption proceeds sent to your bank via ACH. PNC Global Investment Servicing does not charge for this service, however please allow 2 to 3 business days for the transfer of money to reach your banking institution.

In order to authorize the transfer agent to mail redemption proceeds to your Fund account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Fund account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a medallion signature guarantee. A signature and a medallion signature guarantee are required for each person in whose name the account is registered. Further documentation may be required for a redemption request or to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds Fund shares.

If shares to be redeemed represent a recent investment made by check, the Fund reserves the right to withhold the redemption proceeds until it believes that the check has been collected (which could take up to 15 business days).

The Fund reserves the right to honor redemption requests by making payment in whole or in part with readily marketable securities chosen by the Fund and valued in the same way as they would be valued for purposes of calculating the NAV of the Fund.

TRANSACTION POLICIES

TIMING OF PURCHASE OR SALE REQUESTS

All requests received in good order by PNC Global Investment Servicing or authorized dealers of Fund shares before the close of regular trading on the Exchange, typically 4:00 p.m. Eastern time, will be executed the same day, at that day's NAV. Orders received after the close of regular trading of the Exchange will be executed the following day, at that day's NAV. All investments must be in U.S. dollars. Purchase and redemption orders are executed only on days when the Exchange is open for trading. If the Exchange closes early, the deadlines for purchase and redemption orders are accelerated to the earlier closing time.

LATE TRADING

Late Trading is the practice of buying or selling fund shares at the closing price after the Fund's NAV has been set for the day. Federal securities laws governing mutual funds prohibit late trading. The Fund has adopted trading policies designed to comply with requirements of the federal securities laws.

NEW YORK STOCK EXCHANGE CLOSINGS

The Exchange is typically closed for trading on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

REDEMPTION POLICIES

Payment for redemptions of Fund shares is usually made within one business day, but not later than seven calendar days after receipt of your redemption request, unless the check used to purchase the shares has not yet cleared. The Fund may suspend the right of redemption or postpone the date of payment for more than seven days during any period when (1) trading on the Exchange is restricted or the Exchange is closed for other than customary weekends and holidays, (2) the SEC has by order permitted such suspension for the protection of the Fund's shareholders or (3) an emergency exists, as determined by the SEC, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable. The Fund will automatically redeem shares if a purchase check is returned for insufficient funds. The Fund reserves the right to reject any third party check. The Trust reserves the right to make a "redemption in kind" payment in portfolio securities rather than cash.

MEDALLION SIGNATURE GUARANTEES

The Fund may require additional documentation for the redemption of corporate, partnership or fiduciary accounts, or medallion signature guarantees for certain types of transfer requests or account registration changes. A medallion signature guarantee helps protect against fraud. A medallion signature guarantee is required if the address of record has changed within the past 30 days or the proceeds are to be paid to a person other than the account owner of record. When the Fund requires a signature guarantee, a medallion signature must be provided. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, saving association, or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc., Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions that are not participating in one of these programs will not be accepted. Please call the Fund's shareholder servicing group toll-free _____________ for further information on obtaining a proper signature guarantee.

CUSTOMER IDENTIFICATION PROGRAM

Federal law requires the Fund to obtain, verify and record identifying information, which may include the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information for each investor who opens or reopens an account with the Fund. Applications without the required information or without any indication that a social security or taxpayer identification number has been applied for, may not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, the Fund reserve the right (a) to place limits on transactions in any account until the identity of the investor is verified; or (b) to refuse an investment in the Fund, or to involuntarily redeem an investor's shares and close an account in the event that an investor's identity is not verified. The Fund and its agents will not be responsible for any loss in an investor's account resulting from the investor's delay in providing all required identifying information or from closing an account and redeeming an investor's shares when an investor's identity cannot be verified. The Fund and its agents will not be responsible for any loss in an investor's account resulting from the investor's delay in providing all required identifying information or from closing an account and redeeming an investor's shares when an investor's identity cannot be verified.

OTHER DOCUMENTS

Additional documents may be required for purchases and redemptions when shares are registered in the name of a corporation, partnership, association, agent, fiduciary, trust, estate or other organization. For further information, please call the Fund's shareholder servicing group toll-free at _________________.

DISTRIBUTIONS

Distributions from net investment income are declared daily as a dividend and paid monthly to you. Any net capital gain realized by the Fund will be distributed annually. Distributions are payable to the shareholders of record at the time the distributions are declared (including holders of shares being redeemed, but excluding holders of shares being purchased). All distributions are reinvested in additional shares, unless you elect to receive the distributions in cash. [You may elect to receive the distributions in cash by calling [insert number].] Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

As long as the Fund meets the requirements for being a "regulated investment company," it pays no federal income tax on the earnings and gains it distributes to shareholders. [The Fund is expected to elect to treat a portion of the dividends it receives from investments in municipal securities as "exempt interest dividends" which are generally excludable from gross income for federal income tax purposes. The amount that the Fund may elect to treat as exempt interest dividends is, in general terms, limited to the amount of tax-exempt interest it earns on municipal bonds less interest and certain other expenses. Because the Fund will likely earn taxable income from its other securities investments, only a portion of the dividends paid by the Fund will be exempt interest dividends.] The Fund's distributions of net investment income and net short-term capital gains, if any, whether received in cash or reinvested in additional Fund shares, are generally taxable to you as ordinary income. [If a shareholder receives an exempt interest dividend, holds its shares for six months or less, and sells its shares at a loss, the loss will be disallowed for federal income tax purposes to the extent of the exempt interest dividend.] The Fund will notify you following the end of the calendar year of the amount and type of dividends and other distributions paid that year.

It is a taxable event for you if you sell or exchange shares of the Fund. Depending on the purchase price and the sale price of the shares you exchange, you may have a taxable gain or loss on the transaction. You are responsible for any tax liability generated by your transactions.

STATE AND LOCAL INCOME TAXES: You should consult your tax adviser concerning state and local taxes, which may have different consequences from those of the federal income tax law.

NON-U.S. SHAREHOLDERS: Non-U.S. shareholders may be subject to U.S. tax due to their investment in the Fund. This Prospectus does not discuss the U.S. or foreign country tax consequences of an investment by a non-U.S. shareholder in the Fund. Accordingly, non-U.S. shareholders are urged to consult their tax advisors as to the U.S. and foreign country tax consequences of an investment in the Fund.

THIS SECTION IS ONLY A SUMMARY OF SOME IMPORTANT INCOME TAX CONSIDERATIONS THAT MAY AFFECT YOUR INVESTMENT IN THE FUND. MORE INFORMATION REGARDING THOSE CONSIDERATIONS APPEARS IN THE FUND'S SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING THE EFFECTS OF AN INVESTMENT ON YOUR TAX SITUATION.

                              FOR MORE INFORMATION

FOR ADDITIONAL INFORMATION ABOUT THE FUND, THE FOLLOWING DOCUMENTS, WHEN AVAILABLE, ARE FREE UPON REQUEST:

ANNUAL/SEMI-ANNUAL REPORTS

These reports will contain additional information about the Fund's investments including performance data, information on the Fund's portfolio holdings and operating results, for the most recently completed fiscal year or half-year. The annual report will include a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The Fund does not currently operate an Internet website; however, the Fund's annual and semi-reports when available may be obtained, free of charge, by calling _______________.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides additional technical and legal descriptions of the Fund's policies, investment restrictions, risks, and business structure, including a description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities holdings. The information in the SAI, as supplemented from time to time, is incorporated into this prospectus by this reference. This means that the SAI, for legal purposes, is part of this prospectus. The Fund does not currently operate an Internet website; however, the Fund's SAI may be obtained, free of charge, by calling _____________.

SHAREHOLDER INQUIRIES

Copies of these documents and answers to questions about the Fund, including information on how to purchase or redeem Fund shares, may be obtained free of charge by contacting:

                  FundVantage Trust
                  c/o PNC Global Investment Servicing
                  P.O. Box 9829 Providence, RI 02940-8029
                  (   )---------------
                  8:00 a.m. to 6:00 p.m. Eastern time

SECURITIES AND EXCHANGE COMMISSION

Reports and information about the Fund (including the SAI and annual and semi-annual reports) also may be viewed or downloaded, free of charge, from the EDGAR database on the SEC's website at HTTP://WWW.SEC.GOV. Such information can also be reviewed and copied at the Public Reference Room of the SEC in Washington, D.C. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address:
PUBLICINFO@SEC.GOV or, by writing the Public Reference Room of the SEC, Washington, D.C. 20549-0102. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

            The investment company registration number is 811-22027.

                                 PEMBERWICK FUND

                                       OF

                                FUNDVANTAGE TRUST

                       STATEMENT OF ADDITIONAL INFORMATION

                               ____________, 2009

          This Statement of Additional Information ("SAI") provides information about the Pemberwick Fund (the "Fund"). The Fund is a series of FundVantage Trust (the "Trust").

          This SAI is not a prospectus and should be read in conjunction with the Fund's current prospectus dated __________, 2009, as amended or supplemented from time to time (the "Prospectus"). This SAI is incorporated by reference in its entirety into the Prospectus. A copy of the Prospectus and annual reports to shareholders (when available) may be obtained without charge, upon request, by writing to the Trust at 760 Moore Road, King of Prussia, PA 19406 or by calling the investment adviser at __________________.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                TABLE OF CONTENTS

GENERAL INFORMATION.......................................................     1
INVESTMENT POLICIES.......................................................     1
DISCLOSURE OF PORTFOLIO HOLDINGS..........................................
INVESTMENT LIMITATIONS....................................................
TRUSTEES AND OFFICERS.....................................................
CODE OF ETHICS............................................................
PROXY VOTING..............................................................
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.......................
INVESTMENT ADVISORY SERVICES..............................................
PORTFOLIO MANAGER.........................................................
ADMINISTRATION AND ACCOUNTING SERVICES....................................
ADDITIONAL SERVICE PROVIDERS..............................................
PORTFOLIO TRANSACTIONS....................................................
DISTRIBUTION OF SHARES....................................................
CAPITAL STOCK AND OTHER SECURITIES........................................
PURCHASE, REDEMPTION AND PRICING OF SHARES................................    29
DIVIDENDS.................................................................
TAXATION OF THE FUND......................................................
FINANCIAL STATEMENTS......................................................    38
APPENDIX A - DESCRIPTION OF SECURITIES RATINGS............................   A-1
APPENDIX B - PROXY VOTING POLICIES OF THE ADVISER.........................   B-1

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                               GENERAL INFORMATION

          The Trust was organized as a Delaware statutory trust on August 28, 2006. The Trust is a series trust authorized to issue separate series or classes of shares of beneficial interest and currently operates ___ separate series. This SAI only relates to the Fund. The Trust has established the Fund as a separate series of the Trust. The Fund, is a non-diversified open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act").

                               INVESTMENT POLICIES

          The following supplements the information contained in the Prospectus concerning the investment objective and policies of the Fund.

          BANK OBLIGATIONS. Bank obligations in which the Fund may invest include certificates of deposit, bankers' acceptances, and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. The Fund will not invest in fixed time deposits that (1) are not subject to prepayment or (2) provide for withdrawal penalties upon prepayment (other than overnight deposits) if, in the aggregate, more than 15% of its net assets would be invested in such deposits, repurchase agreements maturing in more than seven days and other illiquid assets. As a non-fundamental policy, the Fund may only invest in certificates of deposit issued by, a commercial bank organized and doing business under the laws of the U.S. or any state, which commercial bank has surplus and undivided profits exceeding $100 million.

          BORROWING. The Fund may borrow money to the extent permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time. This means that, in general, the Fund may borrow money from banks on a secured basis in an amount up to 33-1/3% of the Fund's total assets. The Fund may also borrow money for temporary administrative purposes on an unsecured basis in an amount not to exceed 5% of the Fund's total assets. The Fund will not borrow to leverage the Fund in an attempt to enhance investment returns.

          Specifically, provisions of the 1940 Act require the Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund's total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of 5% of the Fund's total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

          COMMERCIAL PAPER. The Fund may invest in commercial paper. Commercial paper consists of short-term (up to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. As a non-fundamental policy, the Fund may only invest in commercial paper issued by a corporation organized and doing business under the laws of the United States or any state and rated in the highest or next highest category by Moody's Investor Services, Inc. and/or by Standard & Poor's Corporation.

          CORPORATE DEBT SECURITIES. The Fund's investments in U.S. dollar denominated corporate debt securities of domestic issuers are limited to corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities). The rate of interest on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate. Bonds also may be issued with warrants attached to purchase additional fixed income securities at the same coupon rate. A decline in interest rates would permit the Fund to buy additional bonds at the favorable rate or to sell the warrants at a profit. If interest rates rise, the warrants would generally expire with no value. As a non-fundamental policy, Fund may only invest in debt obligations issued by U.S. corporations if a dealer who is a member of the New York Stock Exchange maintains a regular market in such securities and the debt obligations are rated "A" or better by an NRSRO.

          Warrants are instruments that give the holder the right, but not the obligation, to buy a security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

          DEBT SECURITIES. Debt securities represent money borrowed that obligates the issuer (e.g., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times.

          ILLIQUID SECURITIES. The Fund may not knowingly invest more than 15% of its net assets in illiquid securities. Illiquid securities are securities that cannot be disposed of within seven days at approximately the value at which they are being carried on the Fund's books. The Board of Trustees has the ultimate responsibility for determining whether specific securities are liquid or illiquid. The Board has delegated the function of making day to day determinations of liquidity to the investment adviser, pursuant to guidelines approved by the Board. The investment adviser will monitor the liquidity of securities held by the Fund and report periodically on such decisions to the Board. If the limitations on illiquid securities are exceeded, other than by a change in market values, the condition will be reported by the Fund's investment adviser to the Board of Trustees. Illiquid securities would generally include repurchase agreements with notice/termination dates in excess of seven days and certain securities which are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the "1933 Act"). External market conditions may impact the liquidity of portfolio securities and may cause the Fund to sell or divest certain illiquid securities in order to comply with its limitation on holding illiquid securities, which may result in realized losses to the Fund.

          INFLATION-PROTECTED DEBT SECURITIES. The Fund may invest in inflation-protected debt securities or inflation-indexed bonds, which are fixed income securities whose value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers utilize a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index ("CPI") accruals as part of a semi-annual coupon.

          Treasury Inflation Protected Securities ("TIPS") have maturities of approximately five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount. For example, if the Fund purchased TIPS with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and the rate of inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year's inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

          If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of TIPS, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. The Fund may also invest in other inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.

          The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

          While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

          The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. There can be no assurance that the CPI-U will accurately measure the real rate of inflation in the prices of goods and services. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

          INVESTMENT COMPANY SECURITIES. The Fund may invest in investment company securities issued by open-end investment companies. Such investments are subject to limitations prescribed by the 1940 Act unless a SEC exemption is applicable or as may be permitted by rules under the 1940 Act or SEC staff interpretations thereof. The 1940 Act limitations currently provide, in part, that the Fund may not purchase shares of an investment company if (a) such a purchase would cause the Fund to own in the aggregate more than 3% of the total outstanding voting stock of the investment company or (b) such a purchase would cause the Fund to have more than 5% of its total assets invested in the investment company or (c) more than 10% of the Fund's total assets would be invested in the aggregate in all investment companies. As a shareholder in an investment company, the Fund would bear its pro-rata portion of the investment company's expenses, including advisory fees, in addition to its own expenses. As a non-fundamental policy, the Fund may only invest in open-end investment companies that invest a significant portion of its assets in Principal Investments as defined in the Prospectus and have net assets in excess of $200 million.

          MONEY MARKET FUNDS. The Fund may invest in money market mutual funds, within the limits prescribed by the 1940 Act. (See "Investment Company Securities" above).

          MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. See "Mortgage Pass-Through Securities." The Fund may also invest in debt securities which are secured with collateral consisting of mortgage-related securities (see "Collateralized Mortgage Obligations"). As a non-fundamental policy, the Fund will only invest in Mortgage Pass-Through Securities, Collateralized Mortgage Obligations and Adjustable Rate Mortgage Backed Securities that are:

          - direct obligations of, or obligations unconditionally guaranteed by the United States or any agency thereof; or

          - corporations organized and doing business under the laws of the U.S. or any state and rated "A" or better by an NRSRO, provided that a dealer which is a member of the New York Stock Exchange maintains a regular market in such securities.

          MORTGAGE PASS-THROUGH SECURITIES. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by the Government National Mortgage Association ("Ginnie Mae")) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

          The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. To the extent that unanticipated rates of pre-payment on underlying mortgages increase in the effective duration of a mortgage-related security, the volatility of such security can be expected to increase. The residential mortgage market in the United States recently has experienced difficulties that may adversely affect the performance and market value of certain of the Fund's mortgage-related investments. Delinquencies and losses on residential mortgage loans (especially subprime and second-lien mortgage loans) generally have increased recently and may continue to increase, and a decline in or flattening of housing values (as has recently been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Borrowers with adjustable rate mortgage loans are more sensitive to changes in interest rates, which affect their monthly mortgage payments, and may be unable to secure replacement mortgages at comparably low interest rates. Also, a number of residential mortgage loan originators have recently experienced serious financial difficulties or bankruptcy. Consequently, reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

          The principal governmental guarantor of mortgage-related securities is Ginnie Mae. Ginnie Mae is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Mae is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by Ginnie Mae (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Administration (the "FHA"), or guaranteed by the Department of Veterans Affairs (the "VA").

          Mortgage-backed securities that are issued or guaranteed by the U.S. Government or its agencies are not subject to the Fund's industry concentration restrictions, set forth below under "Investment Limitations," by virtue of the exclusion from that test available to all U.S. Government securities.

          COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"). A CMO is a debt obligation of a legal entity that is collateralized by mortgages and divided into classes. Similar to a bond, interest and prepaid principal is paid, in most cases, on a monthly basis. CMOs may be collateralized by whole mortgage loans or private mortgage bonds, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Ginnie Mae, the Federal National Mortgage Association ("Freddie Mac"), or the Federal Home Loan Mortgage Corporation ("Fannie Mae"), and their income streams.

          CMOs are structured into multiple classes, often referred to as "tranches," with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Actual maturity and average life will depend upon the pre-payment experience of the collateral. In the case of certain CMOs (known as "sequential pay" CMOs), payments of principal received from the pool of underlying mortgages, including pre-payments, are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.

          ADJUSTABLE RATE MORTGAGE BACKED SECURITIES. Adjustable rate mortgage-backed securities ("ARMBSs") have interest rates that reset at periodic intervals. Acquiring ARMBSs permits the Fund to participate in increases in prevailing current interest rates through periodic adjustments in the coupons of mortgages underlying the pool on which ARMBSs are based. Such ARMBSs generally have higher current yield and lower price fluctuations than is the case with more traditional fixed income debt securities of comparable rating and maturity. In addition, when prepayments of principal are made on the underlying mortgages during periods of rising interest rates, the Fund can reinvest the proceeds of such prepayments at rates higher than those at which they were previously invested. Mortgages underlying most ARMBSs, however, have limits on the allowable annual or lifetime increases that can be made in the interest rate that the mortgagor pays. Therefore, if current interest rates rise above such limits over the period of the limitation, the Fund, when holding an ARMBS, does not benefit from further increases in interest rates. Moreover, when interest rates are in excess of the coupon rates (i.e., the rates being paid by mortgagors) of the mortgages, ARMBSs behave more like fixed income securities and less like adjustable rate securities and are subject to the risks associated with fixed income securities. In addition, during periods of rising interest rates, increases in the coupon rate of adjustable rate mortgages generally lag current market interest rates slightly, thereby creating the potential for capital depreciation on such securities.

          MUNICIPAL SECURITIES. The Fund may invest in debt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their sub-divisions, agencies and instrumentalities (collectively, "municipal securities") to obtain funds for various public purposes such as the construction of public facilities, the payment of general operating expenses or the refunding of outstanding debts. Yields on municipal securities are the product of a variety of factors, including the general conditions of the money market and of the municipal bond and municipal note markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. A brief description of some typical types of municipal securities follows:

          GENERAL OBLIGATION SECURITIES. General Obligation Securities are backed by the taxing power of the issuing municipality and are considered the safest type of municipal bond. The proceeds from general obligation securities are used to fund a wide range of public projects, including the construction or improvement of schools, highways and roads, and water and sewer systems.

          REVENUE OR SPECIAL OBLIGATION SECURITIES. Revenue or Special Obligation Securities are backed by the revenues of a specific project or facility - tolls from a toll bridge, for example. The proceeds from revenue or special obligation securities are used to fund a wide variety of capital projects, including electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. Many municipal issuers also establish a debt service reserve fund from which principal and interest payments are made. Further security may be available in the form of the issuer's ability, without obligation, to make up deficits in the reserve fund.

          MUNICIPAL LEASE OBLIGATIONS. Municipal Lease Obligations may take the form of a lease, an installment purchase or a conditional sale contract issued by state and local governments and authorities to acquire land, equipment and facilities. Usually, the Fund will purchase a participation interest in a municipal lease obligation from a bank or other financial intermediary. The participation interest gives the holder a pro-rata, undivided interest in the total amount of the obligation.

          Municipal leases frequently have risks distinct from those associated with general obligation or revenue bonds. The interest income from the lease obligation may become taxable if the lease is assigned. Also, to free the municipal issuer from constitutional or statutory debt issuance limitations, many leases and contracts include non-appropriation clauses providing that the municipality has no obligation to make future payments under the lease or contract unless money is appropriated for that purpose by the municipality on a yearly or other periodic basis. Finally, the lease may be illiquid.

          BOND ANTICIPATION NOTES. Bond Anticipation Notes are normally issued to provide interim financing until long-term financing can be arranged. The long-term bonds then provide money for the repayment of the notes.

          TAX ANTICIPATION NOTES. Tax Anticipation Notes finance the working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, to be payable by these specific future taxes.

          REVENUE ANTICIPATION NOTES. Revenue Anticipation Notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program.

          INDUSTRIAL DEVELOPMENT BONDS ("IDBS") AND PRIVATE ACTIVITY BONDS ("PABS"). IDBs and PABs are specific types of revenue bonds issued on or on behalf of public authorities to finance various privately operated facilities such as educational, hospital or housing facilities, local facilities for water supply, gas, electricity, sewage or solid waste disposal, and industrial or commercial facilities. PABs generally are IDBs issued after April 15, 1986. These obligations are included within the term "municipal bonds" if the interest paid on them is exempt from Federal income tax in the opinion of the bond issuer's counsel. IDBs and PABs are in most case revenue bonds and thus are not payable from the unrestricted revenues of the issuer. The credit quality of the IDBs and PABs is usually directly related to the credit standing of the user of the facilities being financed, or some form of credit enhancement such as a letter of credit or insurance.

          RESOURCE RECOVERY BONDS. Resource Recovery Bonds are affected by a number of factors, which may affect the value and credit quality of these revenue or special obligations. These factors include the viability of the project being financed, environmental protection regulations and project operator tax incentives.

          TAX-EXEMPT COMMERCIAL PAPER AND SHORT-TERM MUNICIPAL NOTES. Tax-Exempt Commercial Paper and Short-Term Municipal Notes provide for short-term capital needs and usually have maturities of one year or less. They include tax anticipation notes, revenue anticipation notes and construction loan notes.

          CONSTRUCTION LOAN NOTES. Construction Loan Notes are sold to provide construction financing. After successful completion and acceptance, many projects receive permanent financing through the FHA by way of Fannie Mae or Ginnie Mae.

          PUT BONDS. Put Bonds are municipal bonds which give the holder the right to sell the bond back to the issuer or a third party at a specified price and exercise date, which is typically well in advance of the bond's maturity date.

          As a non-fundamental policy, the Fund may only invest in municipal securities that are readily marketable and rated "A" or better by an NRSRO.

          REPURCHASE AGREEMENTS. The Fund may invest in tri-party repurchase agreements. A repurchase agreement is a transaction in which the Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to a bank or dealer at an agreed upon date and price reflecting a market rate of interest, unrelated to the coupon rate or the maturity of the purchased security. The Fund's custodian will have custody of, and will segregate securities acquired by the Fund under the repurchase agreement. While it is not possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to the Fund if the other party to the repurchase agreement defaults), the Fund intends to limit repurchase transactions to domestic banks having a duration no longer than 60 days (or any extension or renewal thereof for a period not exceeding the period of the initial agreement). Repurchase agreements maturing in more than seven days are considered illiquid for purposes of the Fund's investment limitations. All repurchase agreements will be collateralized by U.S. Government Securities.

          U.S. GOVERNMENT SECURITIES. The Fund may invest in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Although all obligations of agencies and instrumentalities are not direct obligations of the U.S. Treasury, payment of the interest and principal on these obligations is generally backed directly or indirectly by the U.S. Government. This support can range from securities supported by the full faith and credit of the United States (for example, Ginnie Mae securities), to securities that are supported solely or primarily by the creditworthiness of the issuer. In the case of obligations not backed by the full faith and credit of the United States, the Fund must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments.

          Some of the securities issued directly by the U.S. Treasury include Treasury bills (having maturities of one year or less when issued); Treasury notes (having maturities of one to ten years when issued); Treasury bonds (having maturities of more than 10 years when issued) and Treasury Inflation-Protection Securities ("TIPS"). While U.S. Treasury Securities have little credit risk, they are subject to price fluctuations prior to their maturity. U.S. Government Obligations also include securities guaranteed by the Federal Deposit Insurance Corporation ("FDIC") under its Temporary Liquidity Guarantee Program. Under the Temporary Liquidity Guarantee Program, the FDIC guarantees, with the full faith and credit of the U.S. government, the payment of principal and interest on the debt issued by private entities through the earlier of the maturity date of the debt or June 30, 2012.

          As a non-fundamental policy, the Fund may only invest in U.S. Government Securities that are direct obligations of, or obligations unconditionally guaranteed by, the United States or any agency thereof.

          VARIABLE AND FLOATING RATE SECURITIES. Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate.

          The Fund may invest in floating rate debt instruments ("floaters") and engage in credit spread trades. The interest rate on a floater is a variable rate that is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide the Fund with a certain degree of protection against rises in interest rates, the Fund will participate in any declines in interest rates as well. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies, where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies.

          ZERO COUPON BONDS. The Fund may invest in zero coupon bonds of governmental issuers that generally pay no interest to their holders prior to maturity. Since zero coupon bonds do not make regular interest payments, they allow an issuer to avoid the need to generate cash to meet current interest payments and may involve greater credit risks than bonds paying interest currently. The Internal Revenue Code of 1986, as amended (the "IRC") requires that the Fund accrue income on zero coupon bonds for each taxable year, even though no cash has been paid on the bonds, and generally requires the Fund to distribute such amounts (net of deductible expenses, if any) to avoid being subject to tax and to continue to maintain its RIC status. Because no cash is generally received at the time of accrual, the Fund may be required to sell investments (even if such sales are not advantageous) to obtain sufficient cash to satisfy the federal tax distribution requirements applicable to the Fund. See "Taxation of the Fund."

          TEMPORARY DEFENSIVE POSITIONS. The Fund may, without limit, invest in U.S. Government Securities, commercial paper and other money market instruments, money market funds, cash or cash equivalents in response to adverse market conditions, as a temporary defensive position. The result of this action may be that the Fund will be unable to achieve its investment objective.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

          The Board of Trustees has adopted policies and procedures regarding the disclosure of securities holdings of the Fund. The policies and procedures are designed to allow disclosure of the Fund's holdings information where it is deemed appropriate for the Fund's operations or it is determined to be useful to the Fund's shareholders without compromising the integrity or performance of the Fund. Except when there are legitimate business purposes for selective disclosure of the Fund's holdings, the Fund will not provide or permit others to provide information about the Fund's holdings on a selective basis. The Board of Trustees provides ongoing oversight of the Trust's policies and procedures and compliance with such policies and procedures. As part of this oversight function, the Trustees receive from the Trust's Chief Compliance Officer as necessary, reports on compliance with these policies and procedures. In addition, the Trustees receive an annual assessment of the adequacy and effect of the policies and procedures with respect to the Fund, and any changes thereto, and an annual review of the operation of the policies and procedures. Any deviation to this policy as well as any corrective action undertaken to address such deviations must be reported to the Trust's Chief Compliance Officer, at its next quarterly Board meeting or sooner, in his determination.

          The Fund provides portfolio holdings information as required in regulatory filings and shareholder reports, disclose portfolio holdings information as required by Federal or state securities laws, and may disclose portfolio holdings information in response to requests by governmental authorities.

          The Fund may, but is not required to, post its schedule of investments on a website at regular intervals or from time to time at the discretion of the Fund. Such schedule of investments must be as of a date at least 30 days prior to its posting on the website. In addition to its schedule of investments, the Fund may post information on a website about the number of securities it holds, a summary schedule of investments, the Fund's top ten holdings, and a percentage breakdown of the Fund's investments by country, sector and industry. This additional information must be as of a date at least 30 days prior to its posting on a website. After the Fund's holdings information becomes publicly available (by posting on the website or otherwise); it may be mailed, e-mailed or otherwise transmitted to any person.

          The Fund's portfolio holdings may also be disclosed, upon authorization by a designated officer of the investment adviser, to financial consultants to assist them in determining the suitability of the Fund as an investment for their clients, in each case in accordance with the anti-fraud provisions of the federal securities laws and the investment adviser's fiduciary duties to Fund shareholders. Disclosures to financial consultants are also subject to a confidentiality agreement and/or trading restrictions as well as a 30-day time lag. The foregoing disclosures are made pursuant to the Trust's policy on selective disclosure of portfolio holdings.

          The Board of Trustees of the Trust or a committee thereof may, in limited circumstances, permit other selective disclosure of portfolio holdings subject to a confidentiality agreement and/or trading restrictions.

          Before any non-public disclosure of information about the Fund's holdings, the CCO will require the recipient of such non-public portfolio holdings information to agree or provide proof of an existing duty to keep the information confidential and to agree not to trade directly or indirectly based on the information or to use the information to form a specific recommendation about whether to invest in the Fund or any other security. The Trust may request certifications from senior officers of authorized recipients that the recipient is using the portfolio holdings information only in a manner consistent with the Fund's policies and procedures and any applicable confidentiality agreement.

          The Fund may distribute or authorize the distribution of information about its holdings that is not publicly available (on a website or otherwise) to the Fund, or the investment adviser's employees and affiliates that provide services to the Fund. The Fund may also distribute or authorize the distribution of information about its holdings that is not publicly available (on a website or otherwise) to its service providers who require access to the information (i) in order to fulfill their contractual duties relating to the Fund; (ii) to facilitate the transition of a newly hired investment adviser prior to the commencement of its duties; (iii) to facilitate the review of the Fund by a ranking or ratings agency; (iv) for the purpose of due diligence regarding a merger or acquisition; or (v) for the purpose of effecting in-kind redemption of securities to facilitate orderly redemption of the Fund's assets and minimize impact on remaining shareholders of the Fund.

          Each of the following third parties has been approved to receive portfolio holdings information: (i) the Fund's administrator and accounting agent; (ii) the Fund's independent registered public accounting firm, for use in providing audit opinions; (iii) financial printers, solely for the purpose of preparing the Fund's reports or regulatory filings; (iv) the Fund's custodian in connection with its custody of the Fund's assets; (v) if applicable, a proxy voting service; or (vi) disclosure to a ranking or rating agency, such as Lipper, Inc., Morningstar, Inc., Moody's, S&P and Fitch. Information may be provided to these parties at any time so long as each of these parties is contractually and ethically prohibited from sharing the Fund's portfolio holding information without specific authorization. The Fund's investment adviser and service providers will establish procedures to ensure that the Fund's portfolio holdings information is only disclosed in accordance with these policies.

          As required by the federal securities laws, including the 1940 Act, the Fund discloses portfolio holdings in applicable regulatory filings, including shareholder reports, reports on Form N-CSR, Form N-Q, or such other filings, reports or disclosure documents as the applicable regulatory authorities may require.

          Under no circumstances may the Fund or its investment adviser or their affiliates receive any consideration or compensation for disclosing portfolio holdings information.

                             INVESTMENT LIMITATIONS

          The Fund has adopted the investment limitations set forth below. Except with respect to the asset coverage requirement under Section 18(f)(1) of the 1940 Act with respect to borrowing, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the Fund's assets or redemptions of shares will not be considered a violation of the limitation. The asset coverage requirement under Section 18(f)(1) of the 1940 Act with respect to borrowings is an ongoing requirement. The following non-fundamental policies apply to the Fund and the Board of Trustees may change them without shareholder approval unless shareholder approval is required by the 1940 Act or the rules and regulations thereunder. The Fund will not:

          1. Issue senior securities or borrow money, except as permitted under the 1940 Act and the rules and regulations thereunder, and then not in excess of 33-1/3% of the Fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary purposes such as clearance of portfolio transactions and share redemptions;

          2. Pledge, mortgage or hypothecate its assets except to secure indebtedness permitted to be incurred by the Fund;

          3. Underwrite any issue of securities, except to the extent that the Fund may be considered to be acting as underwriter in connection with the disposition of any portfolio security;

          4. Invest 25% or more of the value of the Fund's assets in securities of issuers in any one industry. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or to securities issued by other investment companies. For purposes of this limitation states, municipalities and their political subdivisions are not considered to be part of any industry;

          5. Purchase or sell real estate or interests therein, although the Fund may purchase securities of issuers which engage in real estate operations and securities secured by real estate or interests therein, including real estate investment trusts;

          6. Purchase or sell physical commodities, unless acquired as a result of owning securities or other instruments;

          7. Make loans, except loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan;

          8. Engage in short sales of securities or maintain a short position, except that the Fund may sell short "against the box";

          9. Purchase securities on margin except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities; or

          10. Purchase securities if its outstanding borrowings exceed 5% of the value of its total assets.

          For the purpose of applying the limitation set forth in (4) above, an issuer shall be deemed the sole issuer of a security when its assets and revenues are separate from other governmental entities and its securities are backed only by its assets and revenues. Similarly, in the case of a non-governmental user, such as an industrial corporation or a privately owned or operated hospital, if the security is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer. Where a security is also backed by the enforceable obligation of a superior or unrelated governmental entity or other entity (other than a bond insurer), it shall also be included in the computation of securities owned that are issued by such governmental or other entity. Where a security is guaranteed by a governmental entity or some other facility, such as a bank guarantee or letter of credit, such a guarantee or letter of credit would be considered a separate security and would be treated as an issue of such government, other entity or bank. Where a security is insured by bond insurance, it shall not be considered a security issued or guaranteed by the insurer; instead the issuer of such security will be determined in accordance with the principles set forth above. The foregoing restrictions do not limit the percentage of the Fund's assets that may be invested in securities insured by any single insurer.

Any percentage limitations with respect to the investment of the Fund's assets or quality requirement of issues or issuers in which the Fund invests are applied at the time of purchase.

                              TRUSTEES AND OFFICERS

The following tables present certain information regarding the Board of Trustees and officers of the Trust. Each person listed under "Interested Trustees" below is an "interested person" of the Trust, Pemberwick Investment Advisors LLC ("Adviser") or PFPC Distributors, Inc., the principal underwriter of the Trust ("Underwriter"), within the meaning of the 1940 Act. Each person who is not an "interested person" of the Trust, the Adviser or the Underwriter within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below. The address of each Trustee and officer as it relates to the Trust's business is 760 Moore Road, King of Prussia, PA 19406.

                                                                                                       NUMBER OF
                                                                                                        FUNDS IN
                                                                                                          FUND            OTHER
                                                    TERM OF OFFICE                                      COMPLEX       DIRECTORSHIPS
         NAME AND          POSITION(S) HELD          AND LENGTH OF          PRINCIPAL OCCUPATION(S)   OVERSEEN BY        HELD BY
      DATE OF BIRTH           WITH TRUST              TIME SERVED           DURING PAST FIVE YEARS      TRUSTEE          TRUSTEE
------------------------   ----------------   --------------------------   ------------------------   -----------   ----------------
                                                       INTERESTED TRUSTEES(1)
NICHOLAS M. MARSINI, JR.        Trustee       Shall serve until death,     Chief Financial Officer         10       None
Date of Birth: 8/55                           resignation or removal.      of PNC Global
                                              Trustee since 2006.          Investment Servicing
                                                                           Inc. from September
                                                                           1997 to Present;
                                                                           Director of PFPC
                                                                           Distributors, Inc.

STEPHEN M. WYNNE                Trustee       Shall serve until death,     Chief Executive Officer         10       None
Date of Birth: 1/55                           resignation or removal.      of PNC Global
                                              Trustee since 2009.          Investment Servicing
                                                                           from March 2008 to
                                                                           present; President, PNC
                                                                           Global Investment
                                                                           Servicing 2003 to
                                                                           2008.

----------
(1) Messrs. Marsini and Wynne are considered "interested persons" of the Trust as that term is defined in the 1940 Act. Mr. Marsini is an "interested Trustee" of the Trust because he is an affiliated person of the Underwriter by reason of his position as director of the Underwriter. Mr. Wynne is an "interested Trustee" of the Trust because he owns shares of the PNC Financial Services Group, Inc. ("PNC Financial Services"), of which the Underwriter is an indirect, wholly-owned subsidiary. In addition, Messrs. Marsini and Wynne each serve as an officer or director or is an employee of PNC Financial Services or one or more subsidiaries of PNC Financial Services which may be deemed to control, be controlled by or under common control with the Underwriter.

                                                                                                       NUMBER OF
                                                                                                        FUNDS IN
                                                                                                          FUND            OTHER
                                                    TERM OF OFFICE                                      COMPLEX       DIRECTORSHIPS
         NAME AND          POSITION(S) HELD          AND LENGTH OF          PRINCIPAL OCCUPATION(S)   OVERSEEN BY        HELD BY
      DATE OF BIRTH           WITH TRUST              TIME SERVED           DURING PAST FIVE YEARS      TRUSTEE          TRUSTEE
------------------------   ----------------   --------------------------   ------------------------   -----------   ----------------
                                                        INDEPENDENT TRUSTEES
ROBERT J.  CHRISTIAN          Trustee and     Shall serve until death,     Retired since February          10       WT Mutual Fund
Date of Birth: 2/49         Chairman of the   resignation or removal.      2006;                                    (16 portfolios);
                                 Board        Trustee and Chairman since   Executive Vice                           Optimum Fund
                                              2007.                        President of Wilmington                  Trust
                                                                           Trust Company from                       (6 Portfolios).
                                                                           February 1996 to
                                                                           February 2006;
                                                                           President of Rodney
                                                                           Square Management
                                                                           Corporation ("RSMC")
                                                                           from 1996 to 2005; Vice
                                                                           President of RSMC 2005
                                                                           to 2006.

IQBAL MANSUR                    Trustee       Shall serve until death,     University Professor,           10       None
Date of Birth: 6/55                           resignation or removal.      Widener University.
                                              Trustee since 2007.

DONALD J. PUGLISI               Trustee       Shall serve until death,     Managing Director of            10       American Express
Date of Birth: 8/45                           resignation or removal.      Puglisi & Associates                     Receivables
                                              Trustee since 2008.          (financial,                              Financing
                                                                           administrative and                       Corporation II;
                                                                           consulting services)                     BNP US Funding
                                                                           from 1973 to present;                    L.L.C.;
                                                                           and MBNA America                         Merrill Lynch
                                                                           Professor of Business                    Mortgage
                                                                           Emeritus at the                          Investors, Inc.;
                                                                           University of Delaware                   and SDG&E
                                                                           from 2001 to present;                    Funding LLC
                                                                           and Commissioner, The
                                                                           State of Delaware Public
                                                                           Service Commission from
                                                                           1997 to 2004.

As of the date of this SAI, none of the Independent Trustees or any of their immediate family members (i.e., spouse or dependent children) serves as an officer or trustee or is an employee of the Trust, the Adviser or the Underwriter, or of any of their respective affiliates. Nor do any of such persons serve as an officer or director or is an employee of any company controlled by or under common control with such entities.

                               EXECUTIVE OFFICERS




                                                    TERM OF OFFICE
         NAME AND          POSITION(S) HELD          AND LENGTH OF          PRINCIPAL OCCUPATION(S)
      DATE OF BIRTH           WITH TRUST              TIME SERVED           DURING PAST FIVE YEARS
------------------------   ----------------   --------------------------   ------------------------
JOEL WEISS                   President and    Shall serve until death,     Vice President and
Date of Birth: 1/63         Chief Executive   resignation or removal.      Managing Director of PNC
                                Officer       Officer since 2007.          Global Investment
                                                                           Servicing (U.S.) Inc.
                                                                           since 1993.

JAMES SHAW                   Treasurer and    Shall serve until death,     Vice President of PNC
Date of Birth: 10/60        Chief Financial   resignation or removal.      Global Investment
                                Officer       Officer since 2007.          Servicing (U.S.) Inc.
                                                                           and predecessor firms
                                                                           since 1995.

DAVID LEBISKY                  Secretary      Shall serve until death,     Vice President in
Date of Birth: 5/72                           resignation or removal.      Regulatory
                                              Officer since 2007.          Administration of PNC
                                                                           Global Investment
                                                                           Servicing (U.S.) Inc.
                                                                           since January 2002.

SALVATORE FAIA             Chief Compliance   Shall serve until death,     President and Founder of
Date of Birth: 12/62            Officer       resignation or removal.      Vigilant Compliance
                                              Officer since 2007.          since August 15, 2004;
                                                                           Senior Legal Counsel,
                                                                           PNC Global Investment
                                                                           Servicing (U.S.) Inc.,
                                                                           from 2002 to 2004.

RESPONSIBILITIES OF THE BOARD AND ITS COMMITTEES. The basic responsibilities of the Trustees are to monitor the Fund's financial operations and performance, oversee the activities and legal compliance of the Fund's investment adviser and other major service providers, keep themselves informed, and exercise their business judgment in making decisions important to the Fund's proper functioning based on what the Trustees reasonably believe to be in the best interests of the shareholders. The Board is comprised of five individuals, two of whom are considered Interested Trustees (Messrs. Marsini and Wynne). The remaining Trustees are Independent Trustees. The Board meets multiple times during the year (but at least quarterly) to review the investment performance of the Fund and other operational matters, including policies and procedures with respect to compliance with regulatory and other requirements. The Board has an Audit Committee, a Nominating Committee and a Governance Committee. The responsibilities of each committee and its members are described below.

AUDIT COMMITTEE. The Audit Committee is comprised of Messrs. Christian, Mansur and Puglisi, each of whom is an Independent Trustee. Mr. Mansur serves as the chairman of the Audit Committee. The Board has adopted a written charter (the "Audit Committee Charter") for the Audit Committee. Pursuant to the Audit Committee Charter, the Audit Committee has the responsibility, among others, to
(1) select the Trust's independent registered public accountants; (2) review and approve the scope of the independent registered public accountants' audit activity; (3) oversee the audit process of the financial statements which are the subject of the independent registered public accountants' certifications; and (4) review with such independent registered public accountants the adequacy of the Trust's basic accounting system and the effectiveness of the Trust's internal accounting controls. The Audit Committee met twice during the fiscal year ended April 30, 2009.

NOMINATING COMMITTEE. The Nominating Committee is comprised of Messrs. Christian, Mansur and Puglisi. Mr. Puglisi serves as the chairman of the Nominating Committee. The Board has adopted a written charter for the Nominating Committee. The Nominating Committee is responsible for assessing the size, structure and composition of the Board; determining trustee qualification guidelines as well as compensation, insurance and indemnification of Trustees; identifying Trustee candidates; oversight of Board self-evaluations; and identifying, from time to time, qualified candidates to serve as the CCO for the Trust. The Nominating Committee met once during the fiscal year ended April 30, 2009.

The Nominating Committee develops a list of nominees, even when there is no current or anticipated vacancy on the Board, for consideration by the Board when appropriate. The Nominating Committee identifies potential nominees in accordance with its Statement of Policy on Qualifications for Board Membership. The Nominating Committee will consider nominee candidates recommended by shareholders. Shareholders who wish to recommend individuals for consideration by the Nominating Committee as nominee candidates may do so by submitting a written recommendation to the Secretary of the Trust at: 760 Moore Road, King of Prussia, PA 19406. Submissions must include sufficient biographical information concerning the recommended individual, including age, at least ten years of employment history with employer names and a description of the employer's business, and a list of board memberships (if any). The submission must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected. Recommendations must be received in a sufficient time, as determined by the Nominating Committee in its sole discretion, prior to the date proposed for the consideration of nominee candidates by the Board. Upon the written request of shareholders holding at least 5% interest of the Fund's shares in the aggregate, the Secretary shall present to any special meeting of shareholders such nominees for election as trustees as specified in such written request.

GOVERNANCE COMMITTEE. The Governance Committee is comprised of Messrs. Marsini, Jr., Mansur and Wynne. Mr. Marsini serves as the chairman of the Governance Committee. The Governance Committee is responsible for formulating a statement of corporate governance and reviewing certain regulatory and compliance matters of the Trust. The Governance Committee met twice during the fiscal year ended April 30, 2009.

SECURITY AND OTHER INTERESTS. As of December 31, 2008, none of the Trustees beneficially owned equity securities in the Fund and in all registered investment companies overseen by the Trustee within the Fund Complex. As of [____], 2009, the Trustees and officers of the Trust owned individually and together less than 1% of the outstanding shares of the Fund.

                                                AGGREGATE DOLLAR RANGE
                                                OF EQUITY SECURITIES IN
                                               ALL REGISTERED INVESTMENT
                          DOLLAR RANGE OF        COMPANIES OVERSEEN BY
                         EQUITY SECURITIES   TRUSTEE WITHIN THE FAMILY OF
NAME OF TRUSTEE             IN THE FUND          INVESTMENT COMPANIES
---------------          -----------------   ----------------------------
INTERESTED TRUSTEES
   Nicholas M. Marsini        [_____]                   [_____]
   Stephen M. Wynne           [_____]                   [_____]
INDEPENDENT TRUSTEES
   Robert J. Christian        [_____]                   [_____]
   Iqbal Mansur               [_____]                   [_____]
   Donald J. Puglisi          [_____]                   [_____]

COMPENSATION. In addition to the fees below, the Trust reimburses the Independent Trustees for their related business expenses. The Trust does not compensate the Interested Trustees. The following table sets forth the aggregate compensation paid to each of the Independent Trustees for the fiscal period ended April 30, 2009.

                                 AGGREGATE       PENSION OR RETIREMENT    ESTIMATED ANNUAL        TOTAL
                               COMPENSATION    BENEFITS ACCRUED AS PART     BENEFITS UPON     COMPENSATION
NAME OF INDEPENDENT TRUSTEE   FROM THE TRUST    OF THE TRUST'S EXPENSE       RETIREMENT      FROM THE TRUST
---------------------------   --------------   ------------------------   ----------------   --------------
ROBERT J. CHRISTIAN               $15,250                 $0                     $0              $15,250
IQBAL MANSUR                      $15,500                 $0                     $0              $15,500
DONALD J. PUGLISI                 $15,000                 $0                     $0              $15,000

                                 CODE OF ETHICS

          In accordance with Rule 17j-1 of the 1940 Act, the Trust, the Adviser and the Underwriter have adopted a code of ethics (each, a "Code" and together, the "Codes").

          The Codes are intended to prohibit or restrict transactions that may be deemed to create a conflict of interest among an investment adviser, the Underwriter or the Trust. Each Code identifies the specific employees, officers or other persons who are subject thereto and all are required to abide by the provisions thereunder. Persons covered under the Codes may engage in personal trading for their own accounts, including securities that may also be purchased or held or traded by the Fund under certain circumstances.

          Under the Code adopted by the Trust, personal trading is subject to specific restrictions, limitations, guidelines and other conditions. Under each Code adopted by the Adviser and Underwriter, personal trading is subject to pre-clearance and other conditions set forth in their respective Code.

          On an annual basis or whenever deemed necessary, the Board of Trustees reviews reports regarding all of the Codes including information about any material violations of the Codes. The Codes are on public file as exhibits to the Trust's registration statement with the SEC.

                                  PROXY VOTING

          The Fund does not invest in equity securities and thus the Fund does not expect to receive proxy solicitations or vote proxies.

          In the rare event that the Fund is solicited to vote a proxy, the Board of Trustees has adopted the Adviser's proxy voting procedures and has delegated the responsibility for exercising the voting rights associated with the securities purchased and/or held by the Fund to the Adviser, subject to the Board's continuing oversight. In exercising its voting obligations, the Adviser is guided by general fiduciary principles. It must act prudently, solely in the interest of the Fund, and for the purpose of providing benefits to such Fund. The Adviser will consider the factors that could affect the value of the Fund's investment in its determination on a vote.

          The Adviser's proxy voting procedures establish a protocol for voting of proxies in cases in which the Adviser or an affiliated entity has an interest that is reasonably likely to be affected by a proxy to be voted on behalf of the Fund or that could compromise the Adviser's independence of judgment and action in voting the proxy in the best interest of the Fund's shareholders. The Adviser believes that consistently voting in accordance with its stated guidelines will address most conflicts of interest, and to the extent any deviation of such guidelines occurs it will be carefully assessed by a securities review committee to determine if a conflict of interest exists, and if a material conflict of interest exists, the committee will determine an appropriate resolution, which may include consultation with management or Trustees of the Trust, analyses by independent third parties, or other means necessary to ensure and demonstrate the proxy was voted in the best interests of shareholders. The proxy voting policies and procedures of the Adviser are attached herewith as Exhibit B. The Fund is required to file annually its proxy voting record on Form N-PX with the SEC. Form N-PX is required to be filed by August 31 of each year and when filed will be available without charge by request by calling the Fund at 800-895-9936 or on the SEC's website at www.sec.gov.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

          As of [____], 2009, no persons or entities owned, of record or beneficially, more than 5% of the outstanding equity securities of the Fund.

                          INVESTMENT ADVISORY SERVICES

          Pemberwick Investment Advisors LLC (the "Adviser"), a newly registered investment adviser located at 340 Pemberwick Road Greenwich, CT 06831, serves as the investment adviser to the Fund. As of _________, 2009, the Adviser had approximately $____ in total assets under management.

          The Adviser has no prior experience managing investment companies. It has ____ years experience in investing in the asset classes described in the Prospectus and SAI. Pursuant to an investment advisory agreement between the Trust and the Adviser dated _________, 2009, the Adviser manages the assets of the Fund (the "Investment Advisory Agreement"). The Investment Advisory Agreement has an initial term of two years and continues in effect from year to year thereafter if such continuance is specifically approved at least annually by the Board of Trustees including a majority of the Independent Trustees casting votes in person at a meeting called for such purpose, or by vote of a majority of the outstanding voting securities of the Fund. The Investment Advisory Agreement may be terminated by the Fund or the Adviser on 60 days written notice without penalty. The Investment Advisory Agreement will also terminate automatically in the event of its assignment as defined in the 1940 Act. Pursuant to the Investment Advisory Agreement, the Adviser is entitled to receive an annual investment advisory fee, paid monthly, comprising 0.50% of the average daily net assets of the Fund.

          Under the terms of the Investment Advisory Agreement, the Adviser agrees to: (a) direct the investments of the Fund, subject to and in accordance with the Fund's investment objective, policies and limitations set forth in the Prospectus and this SAI; (b) purchase and sell for the Fund, securities and other investments consistent with the Fund's objective and policies; (c) supply office facilities, equipment and personnel necessary for servicing the investments of the Fund; (d) pay the salaries of all personnel of the Adviser performing services relating to research, statistical and investment activities on behalf of the Trust; (e) make available and provide such information as the Trust and/or its administrator may reasonably request for use in the preparation of its registration statement, reports and other documents required by any applicable Federal, foreign or state statutes or regulations; and (f) make its officers and employees available to the Trustees and officers of the Trust for consultation and discussion regarding the management of the Fund and its investment activities. Additionally, the Adviser agrees to create and maintain all necessary records in accordance with all applicable laws, rules and regulations pertaining to the various functions performed by it and not otherwise created and maintained by another party pursuant to contract with the Fund. The Trust and/or the Adviser may at any time or times, upon approval by the Board of Trustees, enter into one or more sub-advisory agreements with a sub-adviser pursuant to which the Adviser delegates any or all of its duties as listed.

          The Investment Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the agreement relates, except to the extent of a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its obligations and duties under the agreement.

          Richman Family Irrevocable Grantor Trust II, [insert address], and Richard P. Richman, [insert address], each own greater than 25% of the Adviser and are presumed to control the Adviser. John W. Behre, [insert address], owns greater than 50% of the Richman Family Irrevocable Grantor Trust II.

          The salaries of personnel of the Adviser performing services for the Fund relating to research, statistical and investment activities are paid by the Adviser.

                                PORTFOLIO MANAGER

          The management of the Fund is the responsibility of a portfolio manager employed by the Adviser. The information provided below supplements the information provided in the Prospectus under the heading "Portfolio Manager" with respect to the investment professionals responsible, either individually or jointly, for the day-to-day management of the Fund, including information regarding:

     (i) "OTHER ACCOUNTS MANAGED." Other accounts managed by the portfolio manager as of April 30, 2009;

     (ii) "MATERIAL CONFLICTS OF INTEREST." Material conflicts of interest identified by the Adviser that may arise in connection with a portfolio manager's management of the Fund's investments and investments of other accounts managed. These potential conflicts of interest include material conflicts between the investment strategy of the Fund and the investment strategy of the other accounts managed by the portfolio manager and conflicts associated with the allocation of investment opportunities between the Fund and other accounts managed by the portfolio manager. ADDITIONAL CONFLICTS OF INTEREST MAY POTENTIALLY EXIST OR ARISE THAT ARE NOT DISCUSSED BELOW;

     (iii) "COMPENSATION." A description of the structure of, and method used to determine the compensation received by the Fund's portfolio manager from the Fund, the Adviser or any other source with respect to managing the Fund and any other accounts as of April 30, 2009; and

     (iv) "OWNERSHIP OF SECURITIES." Information regarding the portfolio manager's dollar range of equity securities beneficially owned in the Fund as of April 30, 2009.

          OTHER ACCOUNTS MANAGED (AS OF APRIL 30, 2009).

                                                                                                TOTAL ASSETS
                                                                       NUMBER OF ACCOUNTS    MANAGED SUBJECT TO
                                                                      MANAGED SUBJECT TO A      A PERFORMANCE
PORTFOLIO MANAGER/                   TOTAL NUMBER OF   TOTAL ASSETS     PERFORMANCE BASED    BASED ADVISORY FEE
TYPE OF ACCOUNTS                    ACCOUNTS MANAGED    (MILLIONS)        ADVISORY FEE           (MILLIONS)
------------------                  ----------------   ------------   --------------------   ------------------
JAMES HUSSEY
Registered Investment Companies:
Other Pooled Investment Vehicles:
Other Accounts:

          MATERIAL CONFLICTS OF INTEREST. The Adviser provides advisory services to other clients which invest in securities of the same type that the Fund invests in (I.E.: fixed income securities, municipal obligations). These include certain managed accounts which are affiliates of the Adviser. The Adviser is aware of its obligation to ensure that when orders for the same securities are entered on behalf of the Fund and other accounts, that the Fund receives fair and equitable allocation of these orders, particularly where affiliated accounts may participate. The Adviser attempts to mitigate potential conflicts of interest by adopting policies and procedures regarding trade execution, brokerage allocation and order aggregation which provides a methodology for ensuring fair treatment for all clients in situations where orders can not be completely filled or filled at different prices.

          COMPENSATION. ___________, an affiliate of the Adviser, compensates the Fund's portfolio manager for the management of the Fund. [Compensation is comprised of a fixed base salary and discretionary performance bonus that is based on the overall success of the firm, and the individual's responsibility and his/her performance versus expectations, which are reviewed annually. That evaluation includes the professional's own self-assessment of their work during the year relative to their responsibilities and also includes supervisor evaluation. The Adviser's compensation strategy is to provide reasonable base salaries commensurate with an individual's responsibility and provide performance bonus awards.]

          OWNERSHIP OF SECURITIES (AS OF ____, 2009). The portfolio manager did not beneficially owned equity securities in the Fund.

                     ADMINISTRATION AND ACCOUNTING SERVICES

          Pursuant to an Administration and Accounting Services Agreement dated July 19, 2007, PNC Global Investment Servicing (U.S.) Inc. (formerly known as PFPC Inc.) performs certain administrative services for the Trust including, among other things, assisting in the preparation of the annual post-effective amendments to the Trust's registration statement, assisting in obtaining the fidelity bond and directors' and officers'/errors and omissions insurance policies, preparing notices, agendas, and resolutions for quarterly Board meetings, maintaining the Trust's corporate calendar, maintaining Trust contract files, and providing executive and administrative services to support the Independent Trustees. PNC Global Investment Servicing also performs certain administrative and accounting services for the Trust such as preparing shareholder reports, providing statistical and research data, assisting the Adviser in compliance monitoring activities, and preparing and filing federal and state tax returns on behalf of the Trust. In addition, PNC Global Investment Servicing prepares and files certain reports with the appropriate regulatory agencies and prepares certain materials required by the SEC or any state securities commission having jurisdiction over the Trust. The accounting services performed by PNC Global Investment Servicing include determining the NAV per share of the Fund and maintaining records relating to the securities transactions of the Fund. PNC Global Investment Servicing and the Underwriter are wholly-owned subsidiaries of PNC Financial Services Group, Inc.

                          ADDITIONAL SERVICE PROVIDERS

          INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. [independent registered public accounting firm], [insert address], serves as the independent registered public accounting firm to the Trust.

          LEGAL COUNSEL. Pepper Hamilton LLP, 3000 Two Logan Square, 18th and Arch Streets, Philadelphia, PA 19103, serves as counsel to the Trust.

          CUSTODIAN. PFPC Trust Company (the "Custodian"), 8800 Tinicum Boulevard, 4th Floor, Philadelphia, PA 19153, serves as the Fund's custodian. The Custodian's services include, in addition to the custody of all cash and securities owned by the Trust, the maintenance of custody accounts in the Custodian's trust department, the segregation of all certificated securities owned by the Trust, the appointment of authorized agents as sub-custodians, disbursement of funds from the custody accounts of the Trust, releasing and delivering securities from the custody accounts of the Trust, maintaining records with respect to such custody accounts, delivering to the Trust a daily and monthly statement with respect to such custody accounts, and causing proxies to be executed.

          TRANSFER AGENT. PNC Global Investment Servicing, 760 Moore Road, King of Prussia, PA 19406, serves as the Trust's Transfer Agent and Dividend Paying Agent.

                             PORTFOLIO TRANSACTIONS

          Subject to policies established by the Board of Trustees, the Adviser is primarily responsible for the execution of the Fund's portfolio transactions and the allocation of brokerage transactions. The Adviser has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities of the Fund. The Adviser seeks to obtain the best results in conducting portfolio transactions for the Fund, taking into account such factors as price, the size, type and difficulty of the transaction involved, the firm's general execution and operations facilities and the firm's risk in positioning the securities involved.

          Fixed income and convertible securities are bought and sold through broker-dealers acting on a principal basis. These trades are not charged a commission, but rather are marked up or marked down by the executing broker-dealer. The Adviser does not know the actual value of the markup/markdown. However, the Adviser attempts to ascertain whether the overall price of a security is reasonable through the use of competitive bids.

          Securities held by the Fund may also be held by, or be appropriate investments for, other funds or investment advisory clients for which the Adviser or its affiliates act as an adviser. Because of different investment objectives or other factors, a particular security may be bought for an advisory client when other clients are selling the same security. If purchases or sales of securities by the Adviser for the Fund or other funds for which it acts as investment adviser or for other advisory clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. Transactions effected by the Adviser (or its affiliates) on behalf of more than one of its clients during the same period may increase the demand for securities being purchased or the supply of securities being sold, causing an adverse effect on price.

                             DISTRIBUTION OF SHARES

          PFPC Distributors, Inc., the Underwriter, located at 760 Moore Road, King of Prussia, PA 19406, serves as a principal underwriter of the Fund's shares pursuant to an Underwriting Agreement with the Trust. Pursuant to the terms of the Underwriting Agreement, the Underwriter is granted the right to sell the shares of the Fund as agent for the Trust. Shares of the Fund are offered continuously. Nicholas M. Marsini, Jr. and Stephen Wynne are both Interested Trustees of the Trust in part because of their affiliation with the Underwriter. By reason of such affiliations, Messrs. Marsini and Wynne may directly or indirectly receive benefits from the underwriting fees paid to the Underwriter.

          Under the terms of the Underwriting Agreement, the Underwriter agrees to use efforts deemed appropriate by the Underwriter to solicit orders for the sale of shares of the Fund and will undertake such advertising and promotions as it believes reasonable in connection with such solicitation. Moreover, to the extent that the Underwriter receives shareholder service fees under any shareholder services plan adopted by the Fund, the Underwriter will furnish or enter into arrangements with others for the furnishing of personal or account maintenance services with respect to the relevant shareholders of the Fund as may be required pursuant to such plan. The Underwriter receives no underwriting commissions or Rule 12b-1 fees in connection with the sale of the Fund's shares.

          The Underwriting Agreement became effective as of July 19, 2007 and continues in effect for a period of two years. Thereafter, the agreement continues in effect for successive annual periods provided such continuance is approved at least annually by a majority of the Trustees, including a majority of the Independent Trustees. The Underwriting Agreement provides that the Underwriter, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreements, will not be liable to the Fund or its shareholders for losses arising in connection with the sale of Fund shares.

          The Underwriting Agreement terminates automatically in the event of its assignment. The Underwriting Agreement is also terminable without payment of any penalty with respect to the Fund (i) by vote of a majority of the Trustees of the Trust (or by vote of a majority of the outstanding voting securities of the Fund) on sixty (60) days written notice to the Underwriter; or (ii) by the Underwriter on sixty (60) days written notice to the Fund.

                       CAPITAL STOCK AND OTHER SECURITIES

          The Trust issues and offers shares of the Fund. The shares of the Fund, when issued and paid for in accordance with the Prospectus, will be fully paid and non-assessable shares, with equal voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature.

          Shares of the Fund entitle holders to one vote per share and fractional votes for fractional shares held. Shares have non-cumulative voting rights, do not have preemptive or subscription rights and are transferable.

          The Fund does not hold an annual meeting of shareholders. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record owning not less than 10% of the Fund's outstanding shares.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

          PURCHASE OF SHARES. Information regarding the purchase of shares is discussed in the "Purchase of Shares" section of the Prospectus.

          REDEMPTION OF SHARES. Information regarding the redemption of shares is discussed in the "Redemption of Shares" section of the Prospectus.

          PRICING OF SHARES. For the Fund, the NAV per share of the Fund is determined by dividing the value of the Fund's net assets by the total number of the Fund's shares outstanding. This determination is made by PNC Global Investment Servicing, as of the close of regular trading on the NYSE (currently 4:00 p.m., Eastern Time) each day the Fund is open for business. The Fund is open for business on days when the NYSE is open for business.

          In valuing the Fund's assets, a security listed on an exchange (and not subject to restrictions against sale by the Fund on an exchange) will be valued at its last sale price on the exchange on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the closing asked price and the closing bid price. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers' National Market System, for which there have been sales of such securities on such day, shall be valued at the official closing price on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the closing asked price and the closing bid price. The value of such securities quoted on the NASDAQ Stock Market System, but not listed on the National Market System, shall be valued at the mean between the closing asked price and the closing bid price. Unlisted securities that are not quoted on the NASDAQ Stock Market System and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Other unlisted securities (and listed securities subject to restriction on sale) will be valued at fair value as determined in good faith under the direction of the Board of Trustees although the actual calculation may be done by others. Short-term investments with remaining maturities of less than 61 days are valued at amortized cost.

                                    DIVIDENDS

          The Fund intends to distribute substantially all of its net investment income, if any. Dividends from the Fund's net investment income are declared daily and paid monthly to shareholders. The dividend for a business day immediately preceding a weekend or holiday normally includes an amount equal to the net income expected for the subsequent non-business days on which dividends are not declared. Distributions, if any, of net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by the Fund, after deducting any available capital loss carryovers are declared and paid to its shareholders annually.

          The Fund's dividends and other distributions are taxable to shareholders (other than retirement plans and other tax-exempt investors) whether received in cash or reinvested in additional shares of the Fund. A dividend or distribution paid by the Fund has the effect of reducing the NAV per share on the ex-dividend date by the amount of the dividend distribution. A dividend or distribution declared shortly after a purchase of shares by an investor would, therefore, represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to federal income taxes.

          A statement will be sent to you within 60 days after the end of each year detailing the tax status of your distributions. Please see "Taxation of the Fund" below for more information on the federal income tax consequences of dividends and other distributions made by the Fund.

                              TAXATION OF THE FUND

          The following discussion summarizes certain U.S. federal income tax considerations affecting the Fund and its shareholders. This discussion is for general information only and does not purport to consider all aspects of U.S. federal income taxation that might be relevant to beneficial owners of shares of the Fund. The summary is based upon current provisions of the Internal Revenue Code of 1986, as amended (the "IRC"), applicable U.S. Treasury Regulations promulgated thereunder (the "Regulations"), and administrative and judicial interpretations thereof, all of which are subject to change, which change could be retroactive, and may affect the conclusions expressed herein. The summary applies only to beneficial owners of the Fund's shares in whose hands such shares are capital assets within the meaning of Section 1221 of the IRC, and may not apply to certain types of beneficial owners of the Fund's shares, including, but not limited to insurance companies, tax-exempt organizations, shareholders holding the Fund's shares through tax-advantaged accounts (such as an individual retirement account (an "IRA"), a 401(k) Plan Account, or other qualified retirement account), financial institutions, pass-through entities, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither a citizen nor resident of the United States, shareholders holding the Fund's shares as part of a hedge, straddle or conversion transaction, and shareholders who are subject to the alternative minimum tax. Persons who may be subject to tax in more than one country should consult the provisions of any applicable tax treaty to determine the potential tax consequences to them.

          No Fund has requested nor will the Fund request an advance ruling from the Internal Revenue Service (the "IRS") as to the federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the following discussion applicable to each shareholder of the Fund addresses only some of the federal income tax considerations generally affecting investments in the Fund. SHAREHOLDERS ARE URGED AND ADVISED TO CONSULT THEIR OWN TAX ADVISORS WITH RESPECT TO THE TAX CONSEQUENCES OF THE OWNERSHIP, PURCHASE AND DISPOSITION OF AN INVESTMENT IN THE FUND INCLUDING, BUT NOT LIMITED TO, THE APPLICABILITY OF STATE, LOCAL AND OTHER TAX LAWS AFFECTING THE PARTICULAR SHAREHOLDER AND TO POSSIBLE EFFECTS OF CHANGES IN FEDERAL OR OTHER TAX LAWS.

          GENERAL. For federal tax purposes, the Fund is treated as a separate corporation. The Fund has elected, and intends to continue to qualify for, taxation as a regulated investment company ("RIC") under the IRC. By qualifying as a RIC, the Fund (but not the shareholders) will not be subject to federal income tax on that portion of its investment company taxable income and net realized capital gains that it distributes to its shareholders.

          Shareholders should be aware that investments made by the Fund, some of which are described below, may involve complex tax rules some of which may result in income or gain recognition by the Fund without the concurrent receipt of cash. Although the Fund seeks to avoid significant noncash income, such noncash income could be recognized by the Fund, in which case the Fund may distribute cash derived from other sources in order to meet the minimum distribution requirements described below. Cash to make the required minimum distributions may be obtained from sales proceeds of securities held by the Fund (even if such sales are not advantageous) or, if permitted by the Fund's governing documents, through borrowing the amounts required.

          QUALIFICATION AS REGULATED INVESTMENT COMPANY. Qualification as a RIC under the IRC requires, among other things, that: (a) the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies (the "Qualifying Income Requirement"), and net income from certain qualified publicly traded partnerships; (b) the Fund diversify its holdings so that, at the close of each quarter of the taxable year: (i) at least 50% of the value of the Fund's assets is comprised of cash, cash items (including receivables), U.S. Government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of such Fund's total assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (ii) not more than 25% of the value of such Fund's assets is invested in the securities (other than U.S. Government securities or securities of other RICs) of any one issuer or the securities (other than the securities of other RICs) of two or more issuers controlled by such Fund and engaged in the same, similar or related trades or businesses, or one or more "qualified publicly traded partnerships"; and (c) distribute each taxable year the sum of (i) at least 90% of its investment company taxable income (which includes dividends, taxable interest, taxable original issue discount income, market discount income, income from securities lending, net short-term capital gain in excess of net long-term capital loss, certain net realized foreign currency exchange gains, and any other taxable income other than "net capital gain" as defined below and is reduced by deductible expenses all determined without regard to any deduction for dividend paid); and (ii) 90% of its tax-exempt interest, net of expenses allocable thereto.

          As a RIC, the Fund generally will not be subject to U.S. federal income tax on the portion of its income and capital gains that it distributes to its shareholders in any taxable year for which it distributes, in compliance with the IRC's timing and other requirements at least 90% of its investment company taxable income and at least 90% of the excess of its gross tax-exempt interest income, if any, over certain disallowed deductions ("net tax-exempt interest"). The Fund may retain for investment all or a portion of its net capital gain (i.e., the excess of its net long-term capital gain over its net short-term capital loss). If the Fund retains any investment company taxable income or net capital gain, it will be subject to tax at regular corporate rates on the amount retained. If the Fund retains any net capital gain, the Fund may designate the retained amount as undistributed net capital gain in a notice to its shareholders, who will be (i) required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount; and (ii) entitled to credit their proportionate shares of tax paid by the Fund against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of the shares owned by a shareholder of the Fund will be increased by the amount of undistributed net capital gain included in the shareholder's gross income and decreased by the federal income tax paid by the Fund on that amount of capital gain.

          If for any taxable year the Fund fails to qualify as a RIC, it will be subject to tax in the same manner as an ordinary corporation subject to tax on a graduated basis with a maximum tax rate of 35% and all distributions from earnings and profits (as determined under the U.S. federal income tax principles) to its shareholders will be taxable as ordinary dividend income eligible for the 15% non-corporate shareholder rate (for taxable years beginning prior to January 1, 2011) and the dividends-received deduction for corporation shareholders.

          EXCISE TAX. If the Fund fails to distribute by December 31 of each calendar year an amount equal to the sum of (1) at least 98% of its taxable ordinary income (excluding capital gains and losses) for such year, (2) at least 98% of the excess of its capital gains in excess of its capital losses (as adjusted for certain ordinary losses) for the twelve month period ending on October 31 of such year), and (3) all taxable ordinary income and the excess of capital gains over capital losses for the prior year that were not distributed during such year and on which the Fund did not pay federal income tax, the Fund will be subject to a nondeductible 4% excise tax (the "Excise Tax") on the undistributed amounts. A distribution will be treated as paid on December 31 of the calendar year if it is declared by the Fund in October, November, or December of that year to shareholders of record on a date in such month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders (other than those not subject to federal income tax) in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. The Fund generally intends to actually distribute or be deemed to have distributed substantially all of its net income and gain, if any, by the end of each calendar year in compliance with these requirements so that it will generally not be required to pay the Excise Tax. However, no assurances can be given that the Fund will not be subject to the Excise Tax and, in fact, in certain instances if warranted, the Fund may choose to pay the Excise Tax as opposed to making an additional distribution.

          CAPITAL LOSS CARRYFORWARDS. The Fund is permitted to carry forward a net capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss. The Fund's capital loss carryforward is treated as a short-term capital loss in the year to which it is carried. If future capital gains are offset by carried forward capital losses, such future capital gains are not subject to Fund-level federal income taxation, regardless of whether they are distributed to shareholders. Accordingly, the Fund does not expect to distribute any such offsetting capital gains. The Fund cannot carry back or carry forward any net operating losses.

          If the Fund engages in a reorganization, either as an acquiring fund or acquired fund, its capital loss carryforwards (if any), its unrealized losses (if any), and any such losses of other funds participating in the reorganization, may be subject to severe limitations that could make such losses substantially unusable.

          [MUNICIPAL BONDS. The Fund must have at least 50% of its total assets invested in tax-exempt or municipal bonds at the end of each calendar quarter so that dividends derived from its net interest income on tax-exempt or municipal bonds and so designated by the Fund will be "exempt-interest dividends," which are generally exempt from federal income tax when received by a shareholder. A portion of the distributions paid by the Fund may be subject to tax as ordinary income (including certain amounts attributable to bonds acquired at a market discount). Any distributions of net short-term capital gains would be taxed as long-term capital gains. Certain exempt-interest dividends may increase alternative minimum taxable income for purposes of determining a shareholder's liability for the alternative minimum tax. In addition, exempt-interest dividends allocable to interest from certain "private activity bonds" will not be tax-exempt for purposes of the regular income tax to shareholders who are "substantial users" of the facilities financed by such obligations or "related persons" of "substantial users."

          The tax-exempt portion of the dividends paid for a calendar year constituting "exempt-interest dividends" will be designated after the end of that year and will be based upon the ratio of net tax-exempt income to total net income earned by the fund during the entire year. That ratio may be substantially different than the ratio of net tax-exempt income to total net income earned during a portion of the year. Thus, an investor who holds shares for only a part of the year may be allocated more or less tax-exempt interest dividends than would be the case if the allocation were based on the ratio of net tax-exempt income to total net income actually earned by the Fund while the investor was a shareholder. All or a portion of interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of the Fund will not be deductible by the shareholder. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness multiplied by the percentage of the Fund's total distributions (not including distributions of the excess of net long-term capital gains over net short-term capital losses) paid to the shareholder that are exempt-interest dividends. Under rules used by the IRS for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of the shares.

          Shareholders of the Fund receiving social security or railroad retirement benefits may be taxed on a portion of those benefits as a result of receiving tax-exempt income (including exempt-interest dividends distributed by the Fund). The tax may be imposed on up to 50% of a recipient's benefits in cases where the sum of the recipient's adjusted gross income (with certain adjustments, including tax-exempt interest) and 50% of the recipient's benefits, exceeds a base amount. In addition, up to 85% of a recipient's benefits may be subject to tax if the sum of the recipient's adjusted gross income (with certain adjustments, including tax-exempt interest) and 50% of the recipient's benefits exceeds a higher base amount. Shareholders receiving social security or railroad retirement benefits should consult with their tax advisors.]

          ORIGINAL ISSUE DISCOUNT AND MARKET DISCOUNT. The Fund may acquire debt securities that are treated as having acquisition discount, or original issue discount ("OID") (generally a debt obligation with a purchase price less than its principal amount, such as a zero coupon bond). Generally, the Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though the Fund will not receive cash payments for such discount until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income. Inflation-protected bonds generally can be expected to produce OID income as their principal amounts are adjusted upward for inflation. A portion of the OID includible in income with respect to certain high-yield corporate debt securities may be treated as a dividend for federal income tax purposes.

          A debt security acquired in the secondary market by the Fund may be treated as having market discount if acquired at a price below redemption value or adjusted issue price if issued with original issue discount. Market discount generally is accrued ratably, on a daily basis, over the period from the date of acquisition to the date of maturity even though no cash will be received. Absent an election by the Fund to include the market discount in income as it accrues, gain on the Fund's disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.

          In addition, pay-in-kind securities will give rise to income which is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.

          The Fund generally will be required to distribute dividends to shareholders representing the income accruing on the debt securities, described above that is currently includable in income, even though cash representing such income may not have been received by such Fund. Cash to pay such dividends may be obtained from sales proceeds of securities held by such Fund (even if such sales are not advantageous) or through borrowing the amounts required. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would have in the absence of such transactions. Borrowing to fund any distribution also has tax implications, such as potentially creating unrelated taxable business income.

          CONSTRUCTIVE SALES. Certain rules may affect the timing and character of gain if the Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If the Fund enters into certain transactions (including a short sale, an offsetting notional principal contract, a futures or forward contract, or other transactions identified in Treasury regulations) in property while holding an appreciated financial position in substantially identical property, the Fund will be treated as if it had sold and immediately repurchased the appreciated financial position and will be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale will depend upon the Fund's holding period in the appreciated financial position. Loss from a constructive sale would be recognized when the position was subsequently disposed of, and its character would depend on the Fund's holding period and the application of various loss deferral provisions of the IRC.

          In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property by the Fund will be deemed a constructive sale. The foregoing will not apply, however, to the Fund's transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund's risk of loss regarding that position reduced by reason of certain specified transaction with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

          WASH SALES. The Fund may in certain circumstances be impacted by special rules relating to "wash sales." In general, the wash sale rules prevent the recognition of a loss by the Fund from the disposition of stock or securities at a loss in a case in which identical or substantially identical stock or securities (or an option to acquire such property) is or has been acquired by the Fund within 30 days before or 30 days after the sale.

          DISTRIBUTIONS. [EXCEPT for exempt-interest dividends,] distributions paid out of the Fund's current and accumulated earnings and profits (as determined at the end of the year), whether reinvested in additional shares or paid in cash, are generally taxable and must be reported by each shareholder who is required to file a federal income tax return. Distributions in excess of the Fund's current and accumulated earnings and profits, as computed for federal income tax purposes, will first be treated as a return of capital up to the amount of a shareholder's tax basis in his or her Fund shares and then as capital gain. [Since certain of the Fund's expenses attributable to earning tax-exempt income do not reduce its current earnings and profits, it is possible that distributions, if any, in excess of such Fund's net tax-exempt and taxable income will be treated as taxable dividends to the extent of the remaining earnings and profits (i.e., the amount of the expenses).]

          For federal income tax purposes, distributions of investment company taxable income are generally taxable as ordinary income, and distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income. Distributions designated by the Fund as "capital gain dividends" (distributions from the excess of net long-term capital gain over short-term capital losses) will be taxable to shareholders as long-term capital gain regardless of the length of time their shares of the Fund have been held by the shareholder of the Fund. Such dividends do not qualify as dividends for purposes of the dividends received deduction described below.

          Noncorporate shareholders of the Fund may be eligible for the 15% long-term capital gain rate applicable to distributions of "qualified dividend income" received by the Fund, if any, in taxable years beginning before January 1, 2011. The Fund's distribution is treated as qualified dividend income and therefore eligible for the 15% rate to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding periods and other requirements are met. A corporate shareholder of the Fund may be eligible for the dividends received deduction on Fund distributions attributable to dividends received by the Fund from domestic corporations, if any, which, if received directly by the corporate shareholder, would qualify for such a deduction. For eligible corporate shareholders, the dividends received deduction may be subject to certain reductions, and a distribution by the Fund attributable to dividends of a domestic corporation will be eligible for the deduction only if certain holding period and other requirements are met.

          Not later than 60 days after the close of each calendar year, the Fund will inform shareholders of the federal income tax status of its dividends and distributions including the portion of such dividends, if any, that qualifies as long-term capital gain.

          Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions, and certain prohibited transactions is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisors for more information.

          SALES, EXCHANGES OR REDEMPTIONS. Upon the disposition of shares of the Fund (whether by redemption, sale or exchange), a shareholder may realize a capital gain or loss. Such capital gain or loss will be long-term or short-term depending upon the shareholder's holding period for the shares. The capital gain will be long-term if the shares were held for more than 12 months and short-term if held for 12 months or less. Any loss realized on a disposition will be disallowed under the "wash sale" rules to the extent that the shares disposed of by the shareholder are replaced by the shareholder (through reinvestment of dividends or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder and disallowed to the extent of any distributions of exempt-interest dividends received by the shareholder with respect to such shares. Capital losses are generally deductible only against capital gains except that individuals may deduct up to $3,000 of capital losses against ordinary income.

          BACKUP WITHHOLDING. The Fund generally is required to withhold, and remit to the U.S. Treasury, subject to certain exemptions, an amount equal to 28% of all distributions and redemption proceeds paid or credited to the Fund shareholder if (i) the shareholder fails to furnish the Fund with the correct taxpayer identification ("TIN") certified under penalties of perjury, (ii) the shareholder fails to provide a certified statement that the shareholder is not subject to "backup withholding", or (iii) the IRS or a broker has notified the Fund that the number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding as a result of failure to report interest or dividend income. If the backup withholding provisions are applicable, any such distributions or proceeds, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld. Backup withholding is not an additional tax. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability.

          STATE AND LOCAL TAXES. State and local laws often differ from Federal income tax laws with respect to the treatment of specific items of income, gain, loss, deduction and credit. SHAREHOLDERS ARE URGED TO CONSULT THEIR TAX ADVISORS AS TO THE STATE AND LOCAL TAX RULES AFFECTING INVESTMENTS IN THE FUND.

          NON-U.S. SHAREHOLDERS. Distributions made to non-U.S. shareholders attributable to net investment income generally are subject to U.S. federal income tax withholding at a 30% rate (or such lower rate provided under an applicable income tax treaty). Notwithstanding the foregoing, if a distribution described above is effectively connected with the conduct of a trade or business carried on by such shareholder within the United States (or, if an income tax treaty applies, is attributable to a permanent establishment in the United States) of the non-U.S. shareholder, federal income tax withholding and exemptions attributable to foreign persons will not apply and the distribution will be subject to the federal income tax, reporting and withholding requirements generally applicable to U.S. persons described above.

          Under U.S. federal tax law, a non-U.S. shareholder is not, in general, subject to federal income tax or withholding tax on capital gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund and capital gain dividends, provided that the Fund obtains a properly completed and signed certificate of foreign status, unless (i) such gains or distributions are effectively connected with the conduct of a trade or business carried on by the non-U.S. shareholder within the United States (or, if an income tax treaty applies, are attributable to a permanent establishment in the United States of the non-U.S. shareholder); (ii) in the case of an individual non-U.S. shareholder, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met; or (iii) the shares of the Fund constitute U.S. real property interests (USRPIs), as described below.

          For taxable years beginning before January 1, 2010, non-U.S. shareholders are also exempt from federal income tax withholding on distributions designated by the Fund as interest-related dividends. Interest-related dividends are generally attributable to a RIC's net interest income earned on certain debt obligations and paid to non-U.S. shareholders. In order to qualify as an interest-related dividend the Fund must designate a distribution as such in a written notice mailed to its shareholders not later than 60 days after the close of its taxable year.

          Distributions of the Fund when at least 50% of its assets are USRPIs, as defined in the IRC and Treasury regulations, to the extent the distributions are attributable to gains from sales or exchanges of USRPIs (including gains on the sale or exchange of shares in certain "U.S. real property holding corporations," which may include certain REITs, among other entities, and certain REIT capital gain dividends) generally will cause a non-U.S. shareholder to treat such gain as income effectively connected to a trade or business within the United States, subject to tax at the graduated rates applicable to U.S. shareholders. Such distributions may be subject to U.S. withholding tax and may require the non-U.S. shareholder to file a U.S. federal income tax return.

          The federal income tax withholding rate may be reduced (and, in some cases, eliminated) under an applicable tax treaty between the United States and the non-U.S. shareholder's country of residence or incorporation. In order to qualify for treaty benefits, a non-U.S. shareholder must comply with applicable certification requirements relating to its foreign status (generally by providing the Fund with a properly completed Form W-8BEN). All non-U.S. shareholders are urged to consult their tax advisors as to the tax consequences of an investment in the Fund.

          TAX-EXEMPT SHAREHOLDERS. A tax-exempt shareholder could realize unrelated business taxable income ("UBTI") by virtue of its investment in the Fund due to the Fund's investments and if shares in the Fund constitute debt financed property in the hands of the tax-exempt shareholder within the meaning of IRC Section 514(b).

          It is possible that a tax-exempt shareholder of the Fund will also recognize UBTI if the Fund recognizes "excess inclusion income" derived from direct or indirect investments in real estate mortgage investment conduit ("REMIC") residual interests or taxable mortgage pools ("TMPs"). Furthermore, any investment in a residual interest of a collateralized mortgage obligation ("CMO") that has elected to be treated as a REMIC can create complex tax consequences, especially if the Fund has state or local governments or other tax-exempt organizations as shareholders.

          In addition, special tax consequences apply to charitable remainder trusts (CRTs) that invest in RICs that invest directly or indirectly in residual interests in REMICs or in TMPs. Tax-exempt shareholders are urged to consult their tax advisors as to the tax consequences of an investment in the Fund.

          TAX SHELTER REPORTING REGULATIONS. Under Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their own tax advisors to determine the applicability of these regulations in light of their individual circumstances.

          SHAREHOLDERS ARE URGED AND ADVISED TO CONSULT THEIR OWN TAX ADVISOR WITH RESPECT TO THE TAX CONSEQUENCES OF AN INVESTMENT IN THE FUND INCLUDING, BUT NOT LIMITED TO, THE APPLICABILITY OF STATE, LOCAL, FOREIGN AND OTHER TAX LAWS AFFECTING THE PARTICULAR HOLDER OF THE FUND'S SHARES AND TO POSSIBLE EFFECTS OF CHANGES IN FEDERAL OR OTHER TAX LAWS.

                                   APPENDIX A

                        DESCRIPTION OF SECURITIES RATINGS

Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's(R) ("S&P") and Fitch Ratings, Inc. ("Fitch") are private services that provide ratings of the credit quality of debt obligations. A description of the ratings assigned by Moody's, S&P(R) and Fitch are provided below. These ratings represent the opinions of these rating services as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. The Adviser attempts to discern variations in credit rankings of the rating services and to anticipate changes in credit ranking. However, subsequent to purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. In that event, the Adviser will consider whether it is in the best interest of the Fund to continue to hold the securities.

Moody's credit ratings must be construed solely as statements of opinion and not as statements of fact or recommendations to purchase, sell or hold any securities.

An S&P issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). The opinion evaluates the obligor's capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default. It takes into consideration the creditworthiness of guarantors, insurers or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The issue credit rating is not a recommendation to purchase, sell or hold a financial obligation inasmuch as it does not comment as to market price or suitability for a particular investor.

Fitch credit ratings are an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, and repayment of principal, insurance claims or counterparty obligations. Fitch credit ratings are used by investors as indications of the likelihood of receiving their money back in accordance with the terms on which they invested. Fitch's credit-ratings cover the global spectrum of corporate, sovereign (including supra-national and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

                            SHORT-TERM CREDIT RATINGS

MOODY'S

Moody's short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody's employs the following:

"P-1" - Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

"P-2" - Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

"P-3" - Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

"NP" - Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

S&P

An S&P short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days, including commercial paper. The following summarizes the rating categories used by S&P for short-term issues:

"A-1" - Obligations are rated in the highest category and indicate that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

"A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

"A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

"B" - Obligations are regarded as having significant speculative characteristics. Ratings of "B-1," "B-2," and "B-3" may be assigned to indicate finer distinctions within the "B" category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

"B-1" - Obligations are regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative - grade obligors.

"B-2" - Obligations are regarded as having significant speculative characteristics and the obligor has an average speculative - grade capacity to meet its financial commitments over the short-term compared to other speculative
- grade obligors.

"B-3" - Obligations are regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative - grade obligors.

"C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

"D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

LOCAL CURRENCY AND FOREIGN CURRENCY RISKS - Country risk considerations are a standard part of S&P's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

FITCH

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream, and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as "short term" based on market convention. Typically, this means up to 13 months for corporate, structured and sovereign obligations, and up to 36 months for obligations in U.S. public finance markets. The following summarizes the rating categories used by Fitch for short-term obligations:

"F1" - Securities possess the highest short-term credit quality. This designation indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

"F2" - Securities possess good short-term credit quality. This designation indicates good intrinsic capacity for timely payment of financial commitments.

"F3" - Securities possess fair short-term credit quality. This designation indicates that the intrinsic capacity for timely payment of financial commitments is adequate.

"B" - Securities possess speculative short-term credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

"C" - Securities possess high short-term default risk. This designation indicates that default is a real possibility.

"RD" (Restricted default) - This designation indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

"D" (Default) - This designation indicates a broad-based default event for an entity, or the default of a specific short-term obligation.

Specific limitations relevant to the Short-Term Ratings scale include:

     - The ratings do not predict a specific percentage of default likelihood over any given time period.

     - The ratings do not opine on the market value of any issuer's securities or stock, or the likelihood that this value may change.

     - The ratings do not opine on the liquidity of the issuer's securities or stock.

     - The ratings do not opine on the possible loss severity on an obligation should an obligation default.

     - The ratings do not opine on any quality related to an issuer or transaction's profile other than the agency's opinion on the relative vulnerability to default of the rated issuer or obligation.

                            LONG-TERM CREDIT RATINGS

MOODY'S

Moody's long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody's Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default.

The following summarizes the ratings used by Moody's for long-term debt:

"Aaa" - Obligations rated "Aaa" are judged to be of the highest quality, with minimal credit risk.

"Aa" - Obligations rated "Aa" are judged to be of high quality and are subject to very low credit risk.

"A" - Obligations rated "A" are considered upper-medium grade and are subject to low credit risk.

"Baa" - Obligations rated "Baa" are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

"Ba" - Obligations rated "Ba" are judged to have speculative elements and are subject to substantial credit risk.

"B" - Obligations rated "B" are considered speculative and are subject to high credit risk.

"Caa" - Obligations rated "Caa" are judged to be of poor standing and are subject to very high credit risk.

"Ca" - Obligations rated "Ca" are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

"C" - Obligations rated "C" are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from "Aa" through "Caa." The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

S&P

Issue credit ratings are based, in varying degrees, on the following considerations:

     - Likelihood of payment--capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

     -    Nature of and provisions of the obligation;

     - Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

The following summarizes the ratings used by S&P for long-term issues:

"AAA" - An obligation rated "AAA" has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

"AA" - An obligation rated "AA" differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

"A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

"BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated "BB," "B," "CCC," "CC," and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

"BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

"B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

"CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

"CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.

"C" - A "C" rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the "C" rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument's terms.

"D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payment will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-) - The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

"N.R." - This indicates that no rating has been requested, that there is insufficient information on which to base a rating or that S&P does not rate a particular obligation as a matter of policy.

LOCAL CURRENCY AND FOREIGN CURRENCY RISKS - Country risk considerations are a standard part of S&P's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

FITCH

Ratings of individual securities or financial obligations of a corporate issuer address relative vulnerability to default on an ordinal scale. In addition, for financial obligations in corporate finance, a measure of recovery given default on that liability is also included in the rating assessment.

The following summarizes long-term ratings used by Fitch:

"AAA" - Securities considered to be highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

"AA" - Securities considered to be very high credit quality. "AA" ratings denote expectations of very low credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

"A" - Securities considered to be high credit quality. "A" ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

"BBB" - Securities considered to be good credit quality. "BBB" ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

"BB" - Securities considered to be speculative. "BB" ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

"B" - Securities considered to be highly speculative. "B" ratings indicate that material credit risk is present.

"CCC" - Securities have substantial credit risk. "CCC" ratings indicate that substantial credit risk is present.

"CC" - Securities have very high levels of credit risk. "CC" ratings indicate very high levels of credit risk.

"C" - Securities have exceptionally high levels of credit risk. "C" indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned "D" ratings, but are instead rated in the "B" to "C" rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Note: The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" obligation rating category, or to corporate or public finance obligation ratings in the categories below "B."

Specific limitations relevant to the corporate obligation rating scale include:

- The ratings do not predict a specific percentage of default likelihood or expected loss over any given time period.

- The ratings do not opine on the market value of any issuer's securities or stock, or the likelihood that this value may change.

- The ratings do not opine on the liquidity of the issuer's securities or stock.

- The ratings do not opine on the suitability of an issuer as a counterparty to trade credit.

- The ratings do not opine on any quality related to an issuer's business, operational or financial profile other than the agency's opinion on its relative vulnerability to default and relative recovery should a default occur.

                NOTES TO SHORT-TERM AND LONG-TERM CREDIT RATINGS

MOODY'S

WATCHLIST: Moody's uses the Watchlist to indicate that a rating is under review for possible change in the short-term. A rating can be placed on review for possible upgrade ("UPG"), on review for possible downgrade ("DNG"), or more rarely with direction uncertain ("UNC"). A credit is removed from the Watchlist when the rating is upgraded, downgraded or confirmed.

RATING OUTLOOKS: A Moody's rating outlook is an opinion regarding the likely direction of a rating over the medium term. Where assigned, rating outlooks fall into the following four categories: Positive ("POS"), Negative ("NEG"), Stable ("STA") and Developing ("DEV" -- contingent upon an event). In the few instances where an issuer has multiple outlooks of differing directions, an "(m)" modifier (indicating multiple, differing outlooks) will be displayed, and Moody's written research will describe any differences and provide the rationale for these differences. A "RUR" (Rating(s) Under Review) designation indicates that the issuer has one or more ratings under review for possible change, and thus overrides the outlook designation. When an outlook has not been assigned to an eligible entity, "NOO" (No Outlook) may be displayed.

S&P

CREDITWATCH: CreditWatch highlights the potential direction of a short- or long-term rating. It focuses on identifiable events and short-term trends that cause ratings to be placed under special surveillance by S&P's analytical staff. These may include mergers, recapitalizations, voter referendums, regulatory action or anticipated operating developments. Ratings appear on CreditWatch when such an event or a deviation from an expected trend occurs and additional information is necessary to evaluate the current rating. A listing, however, does not mean a rating change is inevitable, and whenever possible, a range of alternative ratings will be shown. CreditWatch is not intended to include all ratings under review, and rating changes may occur without the ratings having first appeared on CreditWatch. The "positive" designation means that a rating may be raised; "negative" means a rating may be lowered; and "developing" means that a rating may be raised, lowered or affirmed.

RATING OUTLOOK: An S&P rating outlook assesses the potential direction of a long-term credit rating over the intermediate term (typically six months to two years). In determining a rating outlook, consideration is given to any changes in the economic and/or fundamental business conditions. An outlook is not necessarily a precursor of a rating change or future CreditWatch action.

          -    "Positive" means that a rating may be raised.

          -    "Negative" means that a rating may be lowered.

          -    "Stable" means that a rating is not likely to change.

          -    "Developing" means a rating may be raised or lowered.

FITCH

RATING WATCH: Rating Watches indicate that there is a heightened probability of a rating change and the likely direction of such a change. These are designated as "Positive," indicating a potential upgrade, "Negative," for a potential downgrade, or "Evolving," if ratings may be raised, lowered or affirmed. However, ratings that are not on Rating Watch can be raised or lowered without being placed on Rating Watch first if circumstances warrant such an action.

A Rating Watch is typically event-driven and, as such, it is generally resolved over a relatively short period. The event driving the Watch may be either anticipated or have already occurred, but in both cases, the exact rating implications remain undetermined. The Watch period is typically used to gather further information and/or subject the information to further analysis. Additionally, a Watch may be used where the rating implications are already clear, but where a triggering event (e.g. shareholder or regulatory approval) exists. The Watch will typically extend to cover the period until the triggering event is resolved, or its outcome is predictable with a high enough degree of certainty to permit resolution of the Watch.

Rating Watches can be employed by all analytical groups and are applied to the ratings of individual entities and/or individual instruments. At the lowest categories of speculative grade ("CCC", "CC" and "C") the high volatility of credit profiles may imply that almost all ratings should carry a Watch. Watches are nonetheless only applied selectively in these categories, where a committee decides that particular events or threats are best communicated by the addition of the Watch designation.

RATING OUTLOOK: Timing is informative but not critical to the choice of a Watch rather than an Outlook. A discrete event that is largely clear and the terms of which are defined, but which will not happen for more than six months - such as a lengthy regulatory approval process - would nonetheless likely see ratings placed on Watch rather than a revision to the Outlook.

An Outlook revision may, however, be deemed more appropriate where a series of potential event risks has been identified, none of which individually warrants a Watch but which cumulatively indicate heightened probability of a rating change over the following one to two years.

A revision to the Outlook may also be appropriate where a specific event has been identified, but where the conditions and implications of that event are largely unclear and subject to high execution risk over an extended period - for example a proposed, but politically controversial, privatization.

                             MUNICIPAL NOTE RATINGS

MOODY'S

Moody's uses three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade ("MIG") and are divided into three levels - "MIG-1" through "MIG-3". In addition, those short-term obligations that are of speculative quality are designated "SG", or speculative grade. MIG ratings expire at the maturity of the obligation. The following summarizes the ratings used by Moody's for these short-term obligations:

"MIG-1" - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

"MIG-2" - This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

"MIG-3" - This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

"SG" - This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

In the case of variable rate demand obligations ("VRDOs"), a two-component rating is assigned; a long- or short-term debt rating and a demand obligation rating. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the ability to receive purchase price upon demand ("demand feature"), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or "VMIG" rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated "NR", e.g., "Aaa/NR" or "NR/VMIG-1".

VMIG rating expirations are a function of each issue's specific structural or credit features.

"VMIG-1" - This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

"VMIG-2" - This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

"VMIG-3" - This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

"SG" - This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

S&P

An S&P U.S. municipal note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

     - Amortization schedule--the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

     - Source of payment--the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

"SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

"SP-2" - The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

"SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

FITCH

     Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

                                   APPENDIX B
                               PROXY VOTING POLICY

                       PEMBERWICK INVESTMENT ADVISORS LLC

INTRODUCTION

     This Proxy Voting Policy ("Policy") for Pemberwick Investment Advisors LLC (the "Adviser") reflects our duty as a fiduciary under the Investment Advisers Act of 1940 (the "Advisers Act") to vote proxies in the best interests of our clients. In addition, the Department of Labor views the fiduciary act of managing ERISA plan assets to include the voting of proxies. Proxy voting decisions must be made solely in the best interests of the pension plan's participants and beneficiaries. The Department of Labor has interpreted this requirement as prohibiting a fiduciary from subordinating the retirement income interests of participants and beneficiaries to unrelated objectives. The guidelines in this Policy have been formulated to ensure decision-making consistent with these fiduciary responsibilities.

     Any general or specific proxy voting guidelines provided by an advisory client or its designated agent in writing will supercede the specific guidelines in this Policy. The Adviser will disclose to our advisory clients information about this Policy as well as disclose to our clients how they may obtain information on how we voted their proxies. Additionally, the Adviser will maintain proxy voting records for our advisory clients consistent with the Advisers Act. For those of our clients that are registered investment companies, the Adviser will disclose this Policy to the shareholders of such funds and make filings with the Securities and Exchange Commission and make available to fund shareholders the specific proxy votes that we cast in shareholder meetings of issuers of portfolio securities in accordance with the rules and regulations under the Investment Company Act of 1940.

     Registered investment companies that are advised by the Adviser as well as certain of our advisory clients: may participate in securities lending programs, which may reduce or eliminate the amount of shares eligible for voting by the Adviser in accordance with this Policy if such shares are out on loan and cannot be recalled in time for the vote.

     Implicit in the initial decision to retain or invest in the security of a corporation is approval of its existing corporate ownership structure, its management, and its operations. Accordingly, proxy proposals that would change the existing status of a corporation will be reviewed carefully and supported only when it seems clear that the proposed changes are likely to benefit the corporation and its shareholders. Notwithstanding this favorable predisposition, management will be assessed on an ongoing basis both in terms of its business capability and its dedication to the shareholders to ensure that, our continued confidence remains warranted. If it is determined that management is acting on its own behalf instead of for the well being of the corporation, we will vote to support shareholder proposals, unless other mitigating circumstances are present.

     Additionally, situations may arise that involve an actual or-perceived conflict of interest. For example, we may manage assets of a pension plan of a company whose management is soliciting proxies, or an advisory employee may have a close relative who serves as a director or executive of a company that is soliciting proxies. In all cases, the manner in which we vote proxies must be based on our clients' best interests and not the product of the conflict.

     This Policy and its attendant recommendations attempt to generalize a complex subject. It should be clearly understood that specific fact situations, including differing voting practices in jurisdictions outside the United States, might warrant departure from these guidelines. In such instances, the relevant facts will be considered, and if a vote contrary to these guidelines is indicated it will be cast and the reasons therefore recorded in writing.

     The provisions of this Policy will be deemed applicable to decisions similar to voting proxies, such as tendering of securities, voting consents to corporate actions, and solicitations with respect to fixed income securities, where the Adviser may exercise voting authority on behalf of clients.

     Section I of the Policy describes proxy proposals that may be characterized as routine and lists examples of the types of proposals we would typically support. Section II of the Policy describes various types of non-routine proposals and provides general voting guidelines. These non-routine proposals are categorized as those involving:

          A. Social Issues,

          B. Financial/Corporate Issues, and

          C. Shareholder Rights.

     Finally, Section III of the Policy describes the procedures to be followed casting: a vote pursuant to these guidelines.

                                    SECTION I

                                 ROUTINE MATTERS

     Routine proxy proposals, amendments, or resolutions are typically proposed by management and meet the following criteria:

1. They do not measurably change the structure, management control, or operation of the corporation.

2. They are consistent with industry standards as well as the corporate laws of the state of incorporation.

                             VOTING RECOMMENDATION

The Adviser will normally support the following routine proposals:

1.   To increase authorized common shares.

2. To -increase authorized preferred shares as long as there are not disproportionate voting rights per preferred share.

3.   To elect or re-elect directors.

4    To appoint or elect auditors.

5. To approve indemnification of directors and limitation of directors' liability.

6.   To establish compensation levels.

7.   To establish employee stock purchase or ownership plans.

8.   To set time and location of annual meeting.

                                   SECTION II

                              NON-ROUTINE PROPOSALS

A.   SOCIAL ISSUES

Proposals in this category involve issues of social conscience. They are typically proposed by shareholders who believe that the corporation's internally adopted policies are ill advised or misguided.

                              VOTING RECOMMENDATION

If we have determined that management is generally socially responsible, we will generally vote against the following shareholder proposals:

1.   To enforce restrictive energy policies.

2.   To place arbitrary restrictions on military contracting.

3.   To bar or place arbitrary restrictions on trade with other countries.

4.   To restrict the marketing of controversial products.

5.   To limit corporate political activities.

6.   To bar or restrict charitable contributions.

7. To enforce a general policy regarding human rights based on arbitrary parameters.

8. To enforce a general policy regarding employment practices based -on arbitrary parameters.

9. To enforce a general policy regarding animal rights based on arbitrary parameters.

10.  To place arbitrary restrictions on environmental practices.

B.   FINANCIAL/CORPORATE ISSUES

     Proposals in this category are usually offered by management and seek to change a corporation's legal, business or financial structure.

                              VOTING RECOMMENDATION

We will generally vote in favor of the following management proposals provided the position of current shareholders is preserved or enhanced:

1.   To CHANGE the state of incorporation.

2.   To approve mergers, acquisitions or dissolution.

3.   To institute indenture changes.

4.   To change capitalization.

C.   SHAREHOLDER RIGHTS

     Proposals in this category are made regularly both by management and shareholders. They can be generalized as involving issues that transfer or realign board or shareholder voting power.

     We typically would oppose any proposal aimed solely at thwarting potential takeover offers by requiring, for example, super-majority approval. At the same time, we believe stability and continuity promote profitability. The guidelines in this area seek to find a middle road, and they are no more than guidelines. Individual proposals may have to be carefully assessed in the context of their particular circumstances.

                              VOTING RECOMMENDATION

We will generally vote for the following management proposals:

1. To require majority approval of shareholders in acquisitions of a controlling share in the corporation.

2.   To institute staggered board of directors.

3. To require shareholder approval of not more than 66 70% for a proposed amendment to the corporation's by-laws.

4.   To eliminate cumulative voting.

5. To adopt anti-greenmail charter or by-law amendments or to otherwise restrict a company's ability to make greenmail payments.

6.   To create a dividend reinvestment program.

7.   To eliminate preemptive rights.

8. To eliminate any other plan or procedure designed primarily to discourage a takeover or other similar action (commonly known as a "poison pill").

We will generally vote AGAINST the following management proposals:

1. To require greater than 66 2/3% shareholder approval for a proposed amendment to the corporation's by-laws ("super-majority provisions").

2. To require that an arbitrary fair price be offered to all shareholders that is derived from a fixed formula ("fair price amendments").

3. To authorize a new class of common stock or preferred stock which may have more votes per share than the existing common stock.

4.   To prohibit replacement of existing members of the board of directors.

5. To eliminate shareholder action by written consent without a shareholder meeting.

6. To allow only the board of directors to call a shareholder meeting or to propose amendments to the articles of incorporation.

7. To implement any other action or procedure designed primarily to discourage a takeover or other similar action (commonly known as a "poison pill").

8.   To limit the ability of shareholders to nominate directors.

We will generally vote for the following shareholder proposals:

1. To rescind share purchases rights or require that they be submitted for shareholder approval, but only if the vote required for approval is not more than 66 2/3%.

2. To opt out of state anti-takeover laws deemed to be detrimental to the shareholder.

3. To change the state of incorporation for companies operating under the umbrella of anti-shareholder state corporation laws if another state is chosen with favorable laws in this and other areas.

4. To eliminate any other plan or procedure designed primarily to discourage a takeover or other similar action.

5. To permit shareholders to participate in formulating management's proxy and the opportunity to discuss and evaluate management's director nominees, and/or to nominate shareholder nominees to the board.

6. To require that the board's audit, compensation, and/or nominating committees be comprised exclusively of independent directors.

7. To adopt anti-greenmail charter or by-law amendments or otherwise restrict a company's ability to make greenmail payments.

8.   To create a dividend reinvestment program.

9. To recommend that votes to "abstain" not be considered votes "cast" at an annual meeting or special meeting, unless required by state, law.

10. To require that "golden parachutes" be submitted for shareholder ratification.

We will generally vote against the following shareholder proposals:

1.   To restore preemptive rights.

2.   To restore cumulative voting.

3.   To require annual election of directors or to specify tenure.

4.   To eliminate a staggered board of directors.

5.   To require confidential voting.

6. To require directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.

7.   To dock director pay for failing to attend board meetings.

                                   SECTION III

                                 VOTING PROCESS

     The Adviser will designate a portfolio manager (the Proxy Voting Portfolio Manager), who is responsible for voting proxies for all advisory accounts and who will generally vote proxies in accordance with these guidelines. Where the Adviser is serving as investment adviser or sub-adviser for a registered investment company (the "Fund"), the Proxy Voting Portfolio Manager will be a portfolio manager for the Fund. In circumstances in which 1) the subject matter of the vote is not covered by these guidelines, 2) a material conflict of interest is present or, 3) we believe it may be necessary, in the best interests of shareholders, to vote contrary to our general guidelines, the Proxy Voting Portfolio Manager will discuss the matter with the President and Chief Investment Officer of the Adviser, who will be responsible for making the definitive determination as to how the proxy matter will be voted. The President/Chief Investment Officer may consult with the General Counsel, the CCO, or other investment personnel in making this determination.

     Determinations with respect to proxy votes involving material conflicts of interest shall be documented in writing and maintained for a period of at least six years.

Any questions regarding this Policy may be directed to ________ of the Adviser.

Approved:

                               FUNDVANTAGE TRUST

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS.

(a)(i) Agreement and Declaration of Trust filed as exhibit 23(a)(i) to the Registrant's Initial Registration Statement on Form N-1A filed with the Securities and Exchange Commission on March 7, 2007 (the
            "Initial Registration Statement") and incorporated herein by reference.

(a)(ii)     Certificate of Trust filed as exhibit 23(a)(ii) to the Initial
            Registration Statement and incorporated herein by reference.

(a)(iii)    Amended Schedule A to Agreement and Declaration of Trust of
            FundVantage Trust is filed herewith.

(b) By-Laws filed as exhibit 23(b) to the Initial Registration Statement and incorporated herein by reference.

(c) See Articles 3, 7 and 8 of the Agreement and Declaration of Trust filed as exhibit 23(a)(i) to the Initial Registration Statement.

(d)(i)      Investment Advisory Agreement with MBIA Capital Management Corp.
            ("MBIA-CMC") filed as exhibit 23(d)(1) to the Registrant's
            Pre-Effective Amendment No. 1 to the Registrant's Registration
            Statement on Form N-1A filed with the Securities and Exchange
            Commission on July 27, 2007 ("Pre-No. 1") and incorporated herein by reference.

(d)(ii)     Investment Advisory Agreement with Lateef Investment Management,
            L.P. ("Lateef") filed as exhibit 23(d)(ii) to the Registrant's
            Post-Effective Amendment No. 2 to the Registrant's Registration
            Statement on Form N-1A filed with the Securities and Exchange
            Commission on November 8, 2007 ("PEA No. 2") and incorporated herein by reference.

(d)(iii)    Form of Investment Advisory Agreement with Boston Advisors, LLC
            ("Boston Advisors") filed as exhibit 23(d)(iii) to PEA No. 2 and incorporated herein by reference.

(d)(iv)     Investment Advisory Agreement with Piedmont Investment Advisors, LLC
            ("Piedmont") filed as exhibit 23(d)(iv) to the Registrant's
            Post-Effective Amendment No. 8 to the Registrant's Registration
            Statement on Form N-1A filed with the Securities and Exchange
            Commission on August 11, 2008 ("PEA No. 8") and incorporated herein by reference.

(d)(v)      Investment Advisory Agreement with Wentworth, Hauser and Violich,
            Inc. ("WHV") is filed herewith.

(d)(vi) Sub-Advisory Agreement made by and among the Registrant, WHV and Hirayama Investments, LLC is filed herewith.

(d)(vii)    Form of Investment Advisory Agreement with Pemberwick Investment
            Advisors LLC ("Pemberwick") is filed herewith.

(e)(i) Underwriting Agreement filed as exhibit 23(e) to Pre-No. 1 and incorporated herein by reference.

(e)(ii) Amended and restated Exhibit A to the Underwriting Agreement is filed herewith.

(f)         Not applicable.

(g)(i) Custodian Services Agreement filed as exhibit 23(g) to Pre-No. 1 and incorporated herein by reference.

(g)(ii)     Foreign Custody Manager Agreement filed as exhibit 23(g)(ii) to the
            Registrant's Post-Effective Amendment No. 11 to the Registrant's
            Registration Statement on Form N-1A filed with the Securities and Exchange Commission on December 16, 2008 ("PEA No. 11") and incorporated herein by reference.

(h)(i)      Transfer Agency Services Agreement filed as exhibit 23(h)(i) to
            Pre-No. 1 and incorporated herein by reference.

(h)(ii)     Administration and Accounting Services Agreement filed as exhibit
            23(h)(ii) to Pre-No. 1 and incorporated herein by reference.

(h)(iii)    Expense Limitation/Reimbursement Agreement with MBIA-CMC filed as exhibit 23(h)(iii) to Pre-No. 1 and incorporated herein by reference.

(h)(iv)     Form of Expense Limitation/Reimbursement Agreement with Boston
            Advisors filed as exhibit 23(h)(iv) to PEA No. 2 and incorporated herein by reference.

(h)(v)      Amended and restated Exhibit A to the Transfer Agency Services
            Agreement is filed herewith.

(h)(vi)     Amended and restated Exhibit A to the Administration and Accounting
            Services Agreement is filed herewith.

(h)(vii)    Expense Limitation/Reimbursement Agreement with Piedmont filed as exhibit 23(h)(vii) to PEA No. 8 and incorporated herein by reference.

(h)(viii) Expense Limitation/Reimbursement Agreement with WHV is filed herewith.

(i)         Legal Opinion of Pepper Hamilton LLP to be filed by amendment.

(j)         Consent of auditor to be filed by amendment.

(k)         Not applicable.

(l) Initial Capital Agreement filed as exhibit 23(l) to Pre-No. 1 and incorporated herein by reference.

(m)(i) Plan of Distribution Pursuant to Rule 12b-1 for the MBIA Funds filed as exhibit 23(m) to Pre-No. 1 and incorporated herein by reference.

(m)(ii) Plan of Distribution Pursuant to Rule 12b-1 for the Lateef Fund filed as exhibit 23(m)(i) to Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A filed with the
            Securities and Exchange Commission on August 6, 2007 ("PEA No. 1") and incorporated herein by reference.

(m)(iii)    Form of selling agreement related to Rule 12b-1 Plans filed as exhibit 23(m)(iii) to Post-Effective Amendment No. 5 to the
            Registrant's Registration Statement on Form N-1A filed with the
            Securities and Exchange Commission on February 21, 2008 and incorporated herein by reference.

(m)(iv)     Plan of Distribution Pursuant to Rule 12b-1 for the Corverus
            Strategic Equity Fund filed as exhibit 23(m)(iv) to the Registrant's
            Post-Effective Amendment No. 7 to the Registrant's Registration
            Statement on Form N-1A filed with the Securities and Exchange
            Commission on May 1, 2008 ("PEA No. 7") and incorporated herein by reference.

(m)(v)      Plan of Distribution Pursuant to Rule 12b-1 for the WHV
            International Equity Fund filed as exhibit 23(m)(v) to PEA No. 11 and incorporated herein by reference.

(n) Amended and restated Multiple Class Plan Pursuant to Rule 18f-3 filed as exhibit 23(n) to PEA No. 11 and incorporated herein by reference.

(o)         [RESERVED]

(p)(i) Code of Ethics of the Registrant filed as exhibit 23(p)(i) to the Registrant's Post-Effective Amendment No. 9 to the Registrant's
            Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 28, 2008 ("PEA No. 9") and incorporated herein by reference.

(p)(ii) Code of Ethics of MBIA-CMC filed as exhibit 23(p)(ii) to Pre-No. 1 and incorporated herein by reference.

(p)(iii)    Code of Conduct of PFPC Distributors, Inc. filed as exhibit
            23(p)(iii) to Pre-No. 1 and incorporated herein by reference.

(p)(iv) Code of Ethics of Lateef filed as exhibit 23(p)(iv) to PEA No. 1 and incorporated herein by reference.

(p)(v)      Code of Ethics of Boston Advisors filed as exhibit 23(p)(vi) to PEA
            No. 2 and incorporated herein by reference.

(p)(vi) Code of Ethics of Piedmont filed as exhibit 23(p)(vi) to the Registrant's Post-Effective Amendment No. 6 to the Registrant's
            Registration Statement on Form N-1A filed with the Securities and Exchange Commission on April 4, 2008 ("PEA No. 6") and incorporated herein by reference.

(p)(vii) Code of Ethics of WHV filed as exhibit 23(p)(vii) to PEA No. 11 and incorporated herein by reference.

(p)(viii)   Code of Ethics of Hirayama Investments, LLC filed as exhibit
            23(p)(viii) to PEA No. 11 and incorporated herein by reference.

(p)(ix)     Code of Ethics of Pemberwick is filed herewith.

(q)(i)      Powers of Attorney for Robert J. Christian, Iqbal Mansur and
            Nicholas M. Marsini filed as exhibit 23(q) to Pre-No. 1 and incorporated herein by reference.

(q)(ii) Power of Attorney for Donald J. Puglisi filed as exhibit 23(q)(ii) to PEA No. 8 and incorporated herein by reference.

(q)(iii)    Power of Attorney for Stephen M. Wynne is filed herewith.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.

None.

ITEM 25. INDEMNIFICATION.

The Registrant's Agreement and Declaration of Trust (the "Agreement") and by-laws provide, among other things, that the trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, investment adviser or distributor of the Registrant, nor shall any trustee be responsible for the act or omission of any other trustee, and the Registrant out of its assets may indemnify and hold harmless each trustee and officer of the Registrant from and against any and all claims, demands, costs, losses, expenses and damages whatsoever arising out of or related to such trustee's performance of his or her duties as a trustee or officer of the Registrant; provided that the trustees and officers of the Registrant shall not be entitled to an indemnification or held harmless if such liabilities were a result of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. (See Article 5 and 9 of the Agreement which has been incorporated by reference as Exhibit 23(a)(i) and the Registrant's by-laws which have been incorporated by reference as
Exhibit 23(b).)

Each Investment Advisory Agreement with MBIA-CMC, Lateef, Boston Advisors, Piedmont, WHV and Pemberwick provides, among other things, that an investment adviser shall not be liable for any loss suffered by the Registrant with respect to its duties under the agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the investment adviser in the performance of its duties or from reckless disregard by it of its obligations and duties under the agreement ("disabling conduct"). In addition, the Registrant has agreed to indemnify an investment adviser against and hold it harmless from any and all losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from any claim, demand, action or suit not resulting from disabling conduct by the investment adviser. (See Investment Advisory Agreements which have been incorporated by reference as Exhibits 23(d)(i)-(v) and the Form of Investment Advisory Agreement which is filed herewith as Exhibit 23(d)(vii).)

The Sub-Advisory Agreement made by and among the Registrant, WHV and Hirayama Investments, LLC provides, among other things, that Hirayama Investments, LLC will not be liable for any loss suffered by the Registrant or WHV with respect to its duties under the agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Hirayama Investments, LLC in the performance of its duties or from reckless disregard by it of its obligations and duties under the agreement ("disabling conduct"). In addition, the Registrant has agreed to indemnify Hirayama Investments, LLC against and hold it harmless from any and all losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from any claim, demand, action or suit not resulting from disabling conduct by Hirayama Investments, LLC. (See the Sub-Advisory Agreement which is filed herewith as Exhibit 23(d)(vi).)

The Underwriting Agreement with PFPC Distributors, Inc. (the "Underwriter") provides, among other things, that the Registrant will indemnify, defend and hold harmless the Underwriter and its affiliates and their respective directors, trustees, officers, agents and employees from all claims, suits, actions, damages, losses, liabilities, obligations, costs and reasonable expenses (including attorneys' fees and court costs, travel costs and other reasonable out-of-pocket costs related to dispute resolution) arising directly or indirectly from (a) any action or omission to act by any prior service provider of the Registrant, and (b) any action taken or omitted to be taken by the Underwriter in connection with the provision of services to the Registrant except that the Underwriter shall be liable for any damages arising out of its failure to perform its duties under the agreement to the extent such damages arise out of the Underwriter's willful misfeasance, bad faith, negligence or reckless disregard of such duties. (See the Underwriting Agreement which has been incorporated by reference as Exhibit 23(e).)

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS.

MBIA-CMC is a registered investment adviser located at 113 King Street, Armonk, NY 10504 and is a direct wholly-owned subsidiary of MBIA Asset Management LLC, a Delaware limited liability company located at 113 King Street, Armonk, NY 10504 and an indirect wholly-owned subsidiary of MBIA Inc. ("MBIA"), a Connecticut corporation with principal offices at the same address. MBIA is a publicly held NYSE listed company and reporting company under the Securities Exchange Act of 1934. The directors and officers of MBIA-CMC are provided on MBIA-CMC's most recently filed Schedule A of Form ADV (IARD No. 37214), which is incorporated herein by reference. Set forth below are the names and businesses of certain directors and officers of MBIA-CMC who are engaged in any other business, profession, vocation or employment of a substantial nature.

                           Position with                        Other Substantial
Name                         MBIA-CMC                          Business Activities
----                   -------------------   ------------------------------------------------------
Clifford D. Corso      President, Director   Chief Investment Officer, MBIA Insurance Corporation
Leonard I. Chubinsky   Secretary             Assistant General Counsel, MBIA Insurance Corporation
William C. Fallon      Director              Head of Structured Finance, MBIA Insurance Corporation

Lateef is a registered investment adviser located at 300 Drakes Landing Road, Suite 100, Greenbrae, California 94904. The general partner, limited partners, officers and directors of Lateef are provided on Lateef's most recently filed Schedule A of Form ADV (IARD No. 107049), which is incorporated herein by reference. The partners, directors and officers of Lateef are not engaged in any other business, profession, vocation or employment of a substantial nature.

Boston Advisors is a registered investment adviser located at One Federal Street, Boston, Massachusetts 02110. The members and officers of Boston Advisors are provided on Boston Advisors most recently filed Schedule A of Form ADV (IARD No. 140059), which is incorporated herein by reference. The officers of Boston Advisors are not engaged in any other business, profession, vocation or employment of a substantial nature.

Piedmont is a registered investment adviser located at 411 West Chapel Hill Street, Durham, NC 27701. The members and officers of Piedmont are provided on Piedmont's most recently filed Schedule A of Form ADV (IARD No. 109520), which is incorporated herein by reference. The officers of Piedmont are not engaged in any other business, profession, vocation or employment of a substantial nature.

WHV is a registered investment adviser located at 301 Battery Street, Suite 400, San Francisco, California, 94111-3203 and is a direct wholly-owned subsidiary of Laird Norton Investment Management, Inc. ("LNIM"), a Washington corporation with principal offices at 801 Second Avenue, Suite 1300, Seattle, WA 98104 and an indirect wholly-owned subsidiary of Laird Norton Company, LLC ("LNC"), a Nevada limited liability company with principal offices at the same address as LNIM. The members and officers of WHV are provided on WHV's most recently filed Schedule A of Form ADV (IARD No. 107214), which is incorporated herein by reference. Set forth below are the names and businesses of certain directors and officers of WHV who are engaged in any other business, profession, vocation or employment of a substantial nature.

                          Position with                         Other Substantial
Name                           WHV                             Business Activities
----                   -------------------   -----------------------------------------------------
Jeffrey S. Vincent     Director              CEO/President of Laird Norton Company, LLC
Clarence B. Colby      Director              Principal of Colby Biomedical Consultants
David R. Wood          Director              President of Wood Consulting
Royce R. Suba          Chief Legal Officer   Chief Compliance Officer of Hirayama Investments, LLC
                       and Compliance
                       Officer

Hirayama Investments, LLC is a registered investment adviser located at 301 Battery Street, Suite 400, San Francisco, California, 94111-3203 and is an affiliate of WHV and may be deemed to be controlled by WHV, a registered investment company that is wholly-owned by LNIM. The members and officers of Hirayama Investments, LLC are provided on Hirayama Investments, LLC's most recently filed Schedule A of Form ADV (IARD No. 147816), which is incorporated herein by reference. Set forth below are the names and businesses of certain members and officers of Hirayama Investments, LLC who are engaged in any other business, profession, vocation or employment of a substantial nature.

                             Position with                        Other Substantial
Name                   Hirayama Investments, LLC                 Business Activities
----                   -------------------------   ----------------------------------------------
Richard K. Hirayama    Managing Member             Senior Vice President and Portfolio Manager of
                                                   WHV
Royce R. Suba          Chief Compliance Officer    Chief Legal Officer and Compliance Officer of
                                                   WHV

Pemberwick is a registered investment adviser located at 340 Pemberwick Road Greenwich, CT 06831. The members and officers of Pemberwick are provided on Pemberwick's most recently filed Schedule A of Form ADV (IARD No. 149639), which is incorporated herein by reference. Set forth below are the names and businesses of certain members and officers of Pemberwick who are engaged in any other business, profession, vocation or employment of a substantial nature.

                          Position with                         Other Substantial
Name                        Pemberwick                         Business Activities
----                   -------------------   ------------------------------------------------------
James P. Hussey        President              Treasurer and President of Richman Asset Management,
                                              Inc. ("RAM") and Vice President and Treasurer of the
                                              Richman Group Affordable Housing Corporation


ITEM 27. PRINCIPAL UNDERWRITER

(a) PFPC Distributors, Inc. (the "Underwriter") is registered with the Securities and Exchange Commission as a broker-dealer and is a member of FINRA. As of April 5, 2009, the Underwriter acted as principal underwriter for the following investment companies:

          AFBA 5 Star Funds
          Aston Funds
          Atlantic Whitehall Funds Trust
          BHR Institutional Funds
          CRM Mutual Fund Trust
          E.I.I. Realty Securities Trust
          Fairholme Funds, Inc.
          FundVantage Trust
          GuideStone Funds
          Highland Floating Rate Fund
          Highland Floating Rate Advantage Fund
          Highland Funds I
          IndexIQ Trust
          Kalmar Pooled Investment Trust
          Matthews International Funds, dba Matthews Asian Funds
          The Metropolitan West Funds
          New Alternatives Funds
          Old Westbury Funds
          The RBB Fund, Inc.
          Stratton Multi-Cap Fund
          Stratton Monthly Dividend REIT Shares, Inc.
          The Stratton Funds, Inc.
          The Torray Fund

(b) The Underwriter is a Massachusetts corporation located at 760 Moore Road, King of Prussia, PA 19406. The Underwriter is a wholly-owned subsidiary of PNC Global Investment Servicing (U.S.) Inc., an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., a publicly traded company.

     The following is a list of the directors and executive officers of the
     Underwriter:

(1) NAME AND PRINCIPAL BUSINESS ADDRESS*     2) POSITIONS AND OFFICES WITH UNDERWRITER     (3) POSITIONS AND OFFICES WITH REGISTRANT
----------------------------------------   ---------------------------------------------   -----------------------------------------
Nicholas M. Marsini, Jr.                   Director                                        Director
Michael DeNofrio                           Director                                        None
Steven Turowski                            Director                                        None
Dennis J. Westley                          Director                                        None
T. Thomas Deck                             Director, President and Chief Executive         None
                                           Officer
Bruno DiStefano                            Vice President                                  None
Susan K. Moscaritolo                       Vice President, Secretary and Clerk             None
Matthew O. Tierney                         Treasurer and Financial Operations Principal,   None
                                           Chief Financial Officer
Rita G. Adler                              Chief Compliance Officer                        None
Jodi L. Jamison                            Chief Legal Officer                             None
Maria C. Schaffer                          Controller and Assistant Treasurer              None
John Munera                                Anti-Money Laundering Officer                   None
Ronald Berge                               Assistant Vice President                        None
Scott A. Thornton                          Assistant Secretary and Assistant Clerk         None
Dianna A. Stone                            Assistant Secretary and Assistant Clerk         None
Mark Pinocci                               Vice President                                  None

* The principal business address for each individual is PFPC Distributors, Inc., 760 Moore Road, King of Prussia, PA 19406

(c) Not applicable.

ITEM 28. LOCATIONS OF ACCOUNTS AND RECORDS.

All accounts and records are maintained by the Registrant, or on its behalf by MBIA-CMC, 113 King Street, Armonk, New York 10504 (for certain records of the MBIA Funds), by Lateef, 300 Drakes Landing Road, Suite 100, Greenbrae, California 94904 (for certain records of the Lateef Fund), by Boston Advisors, One Federal Street, Boston, Massachusetts 02110 (for certain records of the Boston Advisors Funds), by Piedmont, 411 West Chapel Hill Street, Durham, NC 27701 (for certain records of the Corverus Strategic Equity Fund), by WHV and Hirayama Investments, LLC, each at 301 Battery Street, Suite 400, San Francisco, CA 94111 (for certain records of the WHV International Equity Fund), by Pemberwick, 340 Pemberwick Road Greenwich, CT 06831 (for certain records of the Pemberwick Fund) or the Registrant's administrator, transfer agent, dividend-paying agent and accounting services agent, PNC Global Investment Servicing (U.S.) Inc., 760 Moore Road, King of Prussia, Pennsylvania 19406.

ITEM 29. MANAGEMENT SERVICES.

There are no management-related service contracts not discussed in Parts A or B.

ITEM 30. UNDERTAKINGS.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking:

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 12 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Wilmington, State of Delaware on the 12th day of June 2009.

                                        FUNDVANTAGE TRUST


                                        By: /s/ Joel Weiss
                                            ------------------------------------
                                            Joel Weiss, President and CEO

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.



/s/ Robert J. Christian*                Trustee             June 12, 2009
-------------------------------------
Robert J. Christian


/s/ Iqbal Mansur*                       Trustee             June 12, 2009
-------------------------------------
Iqbal Mansur


/s/ Nicholas M. Marsini, Jr.*           Trustee             June 12, 2009
-------------------------------------
Nicholas M. Marsini, Jr


/s/ Donald J. Puglisi*                  Trustee             June 12, 2009
-------------------------------------
Donald J. Puglisi


/s/ Stephen M. Wynne*                   Trustee             June 12, 2009
-------------------------------------
Stephen M. Wynne


/s/ James Shaw                          Treasurer and CFO   June 12, 2009
-------------------------------------
James Shaw


/s/ Joel Weiss                          President and CEO   June 12, 2009
-------------------------------------
Joel Weiss


* By: /s/ Joel Weiss
      -------------------------------
      Joel Weiss
      Attorney-in-Fact

                                 EXHIBIT INDEX

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ----------------------------------------------------------------
23(a)(iii)    Amended Schedule A to Agreement and Declaration of Trust of
              FundVantage Trust.

23(d)(v)      Investment Advisory Agreement with WHV.

23(d)(vi)     Sub-Advisory Agreement made by and among the Registrant, WHV and
              Hirayama Investments, LLC.

23(d)(vii)    Form of Investment Advisory Agreement with Pemberwick.

23(e)(ii)     Amended and restated Exhibit A to the Underwriting Agreement.

23(h)(v)      Amended and restated Exhibit A to the Transfer Agency Services
              Agreement.

23(h)(vi)     Amended and restated Exhibit A to the Administration and
              Accounting Services Agreement.

23(h)(viii)   Expense Limitation/Reimbursement Agreement with WHV.

23(p)(ix)     Code of Ethics of Pemberwick.

23(q)(iii)    Power of Attorney for Stephen M. Wynne.